UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-23890

Exact name of registrant as specified in charter:	Nomura ETF Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1. Reports to Stockholders.
(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).
The Report to Shareholders is attached herewith.
Nomura Global Listed Infrastructure ETF: BILD

(Formerly, Macquarie Global Listed Infrastructure ETF)

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Global Listed Infrastructure ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BILD	$55	0.49%

Management's discussion of Fund performance

Performance highlights

Nomura Global Listed Infrastructure ETF returned 25.95% for the 12 months ended March 31, 2026. During the same period, the MSCI World Index (net), the Fund's broad-based securities market index, returned 18.90%, while the S&P Global Infrastructure Index (net), the Fund's narrowly based securities market index (benchmark), returned 25.85%.

Top contributors to performance:

  EDP Renovaveis SA, the Portuguese-listed renewable energy company, was a standout contributor to relative performance during the reporting period. The Fund’s overweight position outperformed as the stock was a key beneficiary of the broader recovery in clean energy names.

  Airports of Thailand PCL, the operator of Thailand’s major airports including Suvarnabhumi, was a significant contributor. The Fund’s overweight position in the stock captured the strong momentum in Southeast Asian air travel. The company reported a meaningful recovery in passenger traffic, with volumes reaching record levels during the reporting period as tourism inflows into Thailand continued to strengthen.

  ENAV SpA, the Italian air navigation services provider, also contributed to performance. The stock delivered a strong absolute return over the reporting period, supported by growing air traffic volumes across European airspace and the company’s operational leverage to increasing flight activity. Financial results were encouraging, with earnings before interest, taxes, depreciation, and amortization (EBITDA) improving meaningfully and the company making progress in reducing its net debt position.

Top detractors from performance:

  Crown Castle Inc., the US cell tower operator, was the largest detractor from relative performance during the reporting period. The Fund’s overweight position in the stock proved costly as the company underperformed during a period of significant strategic transition. Additionally, the stock was further weighed down by a broader de-rating across US tower equities as interest rate expectations remained elevated for longer than initially anticipated.

  Cellnex Telecom SA, the European tower infrastructure company, was another meaningful detractor. The company reported solid operational performance, including healthy organic revenue growth and improving EBITDA. However, the stock price declined over the reporting period. The share price fell from highs earlier in the period as higher-for-longer interest rate expectations drove a de-rating across the tower and infrastructure sector more broadly. The Fund’s overweight position meant the Fund was disproportionately exposed to this sector-wide headwind.

  Redeia Corp. SA, the Spanish electricity transmission system operator, also detracted from performance. The stock declined over the period despite the company delivering solid earnings growth and a record level of capital investment in its transmission infrastructure. Additionally, an unprecedented grid blackout event during the period raised questions about network the company’s resilience and potential operational risk.

1

TSAR-BILD-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period November 28, 2023 (inception of Fund), through March 31, 2026

Table Summary
	Nomura Global Listed Infrastructure ETF — $13,341	MSCI World Index (net) — $14,594	S&P Global Infrastructure Index (net) — $15,670
11-28-23	10000	10,000	10,000
12-31-23	10430	10,532	10,456
3-31-24	10197	11,468	10,574
6-30-24	9955	11,769	10,820
9-30-24	11428	12,518	12,247
12-31-24	10149	12,499	11,926
3-31-25	10592	12,275	12,452
6-30-25	11504	13,683	13,703
9-30-25	12011	14,678	14,182
12-31-25	12278	15,135	14,494
3-31-26	13341	14,594	15,670
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (11/28/23)
Nomura Global Listed Infrastructure ETF
Net asset value	25.95%	13.11%
MSCI World Index (net)	18.90%	17.54%
S&P Global Infrastructure Index (net)	25.85%	21.16%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$8,347,669
Total number of portfolio holdingsFootnote Reference*	43
Total advisory fees paid (during reporting period)	$30,417
Portfolio turnover rate	34%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-BILD-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

Table Summary
United States of America	41.23%
United Kingdom	12.21%
Spain	11.08%
Canada	8.68%
Italy	5.67%
New Zealand	3.17%
France	2.99%
Australia	2.71%
Hong Kong	2.26%
China	2.24%

Sector allocation*

Table Summary
Electric Utility	25.12%
Energy Infrastructure	16.25%
Airports	15.08%
Electricity and Gas Distribution	13.24%
Water	8.94%
Communications Infrastructure	6.51%
Toll Roads	5.30%
Electricity Generation	4.07%
Seaports	1.75%
Electricity Transmission	1.40%

Top 10 equity holdings

Table Summary
Enbridge, Inc.	5.94%
National Grid plc	4.13%
NextEra Energy, Inc.	4.06%
United Utilities Group plc	3.96%
Sempra	3.85%
Cheniere Energy, Inc.	3.47%
Exelon Corp.	3.18%
Auckland International Airport Ltd.	3.17%
CMS Energy Corp.	3.12%
American Electric Power Co., Inc.	3.06%

* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classsification purposes.

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Global Listed Infrastructure ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-BILD-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5428726)

TSAR-BILD-0526

4

Nomura Tax-Free USA Short Term ETF: STAX

(Formerly, Macquarie Tax-Free USA Short Term ETF)

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STAX	$30	0.29%

Management's discussion of Fund performance

Performance highlights

Nomura Tax-Free USA Short Term ETF returned 3.72% for the 12 months ended March 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 4.29%, while the Bloomberg Municipal Short (1-5 Year) Index, the Fund's narrowly based securities market index (benchmark), returned 3.52%.

Top contributors to performance:

  The 4-5 years maturity segment was the strongest-performing portion in the benchmark. The Fund’s allocation to this segment contributed to performance.

  Lower-investment-grade bonds (A- and BBB-rated) and below-investment-grade bonds were the strongest-performing credit tranches. An overweight to A- and BBB-rated bonds and out-of-benchmark below-investment-grade exposure contributed to the Fund’s performance.

Top detractors from performance:

  The front end (1-2 years) of the yield curve lagged the longer segments (2-5 years). The Fund’s out-of-benchmark allocation to the 0-1 year segment detracted from performance.

  AAA-rated was the weakest-performing investment grade bond segment in the benchmark. The Fund’s AAA-rated exposure, which had a shorter duration profile relative to the benchmark, detracted from performance.

1

TSAR-STAX-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period November 28, 2023 (inception of Fund), through March 31, 2026

Table Summary
	Nomura Tax-Free USA Short Term ETF — $10,902	Bloomberg Municipal Bond Index — $10,865	Bloomberg Municipal Short (1-5 Year) Index — $10,814
11-28-23	10000	10,000	10,000
12-31-23	10164	10,332	10,133
3-31-24	10156	10,292	10,114
6-30-24	10184	10,290	10,149
9-30-24	10419	10,569	10,384
12-31-24	10420	10,441	10,343
3-31-25	10512	10,418	10,446
6-30-25	10623	10,405	10,557
9-30-25	10801	10,717	10,718
12-31-25	10854	10,884	10,768
3-31-26	10902	10,865	10,814
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (11/28/23)
Nomura Tax-Free USA Short Term ETF
Net asset value	3.72%	3.76%
Bloomberg Municipal Bond Index	4.29%	3.61%
Bloomberg Municipal Short (1-5 Year) Index	3.52%	3.40%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$6,327,503
Total number of portfolio holdingsFootnote Reference*	49
Total advisory fees paid (during reporting period)	$16,254
Portfolio turnover rate	38%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-STAX-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Table Summary
Healthcare Revenue Bonds	20.91%
Transportation Revenue Bonds	13.85%
Industrial Development Revenue Bonds	12.72%
State General Obligation Revenue Bonds	11.40%
Water & Sewer Revenue Bonds	8.56%
Electric Revenue Bonds	7.88%
Education Revenue Bonds	6.83%
Local General Obligation Revenue Bonds	4.59%
Leasing Revenue Bonds	3.98%
Special Tax Revenue Bonds	3.29%
Housing Revenue Bonds	2.35%

State/territory allocation

Table Summary
New York	15.67%
Colorado	12.38%
Pennsylvania	11.04%
Illinois	9.01%
Texas	6.44%
Minnesota	6.29%
California	5.67%
Georgia	4.69%
Arizona	4.24%
New Jersey	3.78%

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Short Term ETF.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-STAX-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5415250)

TSAR-STAX-0526

4

Nomura Energy Transition ETF: PWER

(Formerly, Macquarie Energy Transition ETF)

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Energy Transition ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PWER	$103	0.79%

Management's discussion of Fund performance

Performance highlights

Nomura Energy Transition ETF returned 61.51% for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net), the Fund's broad-based securities market index, returned 20.01%, while the S&P 1500 Energy Sector Index, the Fund's narrowly based securities market index (benchmark),                  returned 37.16%.

Top contributors to performance:

  Copper mining equities were the leading contributor to performance over the period, namely Hudbay Minerals Inc. and Ero Copper. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center buildout, the onshoring of manufacturing, and the broader electrification of the economy.

  Alcoa Corp., a vertically integrated aluminum producer, benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East tightened supply, shifting the market from surplus to deficit, while higher US tariffs on aluminum imports provided additional pricing support for domestic producers.

Top detractors from performance:

  Companies with heavy natural gas exposure, SLB NV and Tourmaline Oil Corp., detracted from performance as natural gas prices plunged during the period due to disruptions to global energy markets caused by conflicts in the Middle East. In recent months, the effective blockade of the Strait of Hormuz removed significant liquefied natural gas capacity almost overnight.

  Spruce Power Holding Corp., a residential solar energy company, faced renewable energy headwinds including ongoing tariff and policy uncertainty. This was in addition to stock-specific financial challenges including insufficient revenue growth and lackluster performance relative to industry peers, suppressing valuation.

1

TSAR-PWER-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period November 28, 2023 (inception of Fund), through March 31, 2026

Table Summary
	Nomura Energy Transition ETF — $16,541	MSCI ACWI Index (net) — $14,635	S&P 1500 Energy Sector Index — $15,770
11-28-23	10000	10,000	10,000
12-31-23	10986	10,519	9,986
3-31-24	10961	11,381	11,352
6-30-24	11176	11,708	11,050
9-30-24	11598	12,482	10,717
12-31-24	10593	12,359	10,583
3-31-25	10241	12,195	11,497
6-30-25	11673	13,601	10,561
9-30-25	13396	14,638	11,214
12-31-25	14307	15,119	11,397
3-31-26	16541	14,635	15,770
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (11/28/23)
Nomura Energy Transition ETF
Net asset value	61.51%	24.00%
MSCI ACWI Index (net)	20.01%	17.68%
S&P 1500 Energy Sector Index	37.16%	21.49%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$11,242,137
Total number of portfolio holdingsFootnote Reference*	32
Total advisory fees paid (during reporting period)	$61,713
Portfolio turnover rate	31%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-PWER-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Table Summary
Oil & Gas Exploration & Production	25.14%
Diversified Metals & Mining	11.05%
Oil & Gas Refining & Marketing	7.88%
Steel	6.94%
Gold	5.41%
Aluminum	5.16%
Copper	5.06%
Electrical Components & Equipment	4.37%
Integrated Oil & Gas	3.85%
Semiconductors	3.84%

Top 10 equity holdings

Table Summary
Alcoa Corp.	5.16%
Steel Dynamics, Inc.	5.09%
Hudbay Minerals, Inc.	5.09%
ERO Copper Corp.	5.06%
ConocoPhillips	4.60%
Valero Energy Corp.	4.44%
EOG Resources, Inc.	3.95%
Shell plc ADR	3.85%
ARC Resources Ltd.	3.84%
First Solar, Inc.	3.84%

* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classsification purposes.

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Energy Transition ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-PWER-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5427070)

TSAR-PWER-0526

4

Nomura Focused Emerging Markets Equity ETF: EMEQ

(Formerly, Macquarie Focused Emerging Markets Equity ETF)

Principal listing exchange: NASDAQ

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Focused Emerging Markets Equity ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMEQ	$116	0.85%

Management's discussion of Fund performance

Performance highlights

Nomura Focused Emerging Markets Equity ETF returned 73.87% for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net), the Fund's broad-based securities market index, returned 29.55%.

Top contributors to performance:

  Exposure to South Korean IT companies SK Hynix Inc. and Samsung Electronics Co. Ltd. contributed to relative performance. Strong demand for memory semiconductors used in AI and computing servers, coupled with constrained supply, contributed to stronger pricing and profitability.

  In the industrial sector, shares of SK Square Co. Ltd. also outperformed the benchmark. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc. In addition, the company’s improved shareholder return policy contributed to a narrowing of the discount to its NAV.

Top detractors from performance:

  Stock selection was unfavorable in the energy sector as shares of Reliance Industries in India trailed its peers with greater upstream exposure to higher energy prices.

  An underweight to the materials sector notably precious metal miners also weighed negatively on performance, along with exposure to select consumer tech platforms including Pinduoduo (PDD Holdings Inc.) and Naspers Ltd. which underperformed, weighed by weak macro data in China.

1

TSAR-EMEQ-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index for the same period.

Growth of $10,000 investment

For the period September 4, 2024 (inception of Fund), through March 31, 2026

Table Summary
	Nomura Focused Emerging Markets Equity ETF — $17,839	MSCI Emerging Markets Index (net) — $13,404
9-4-24	10000	10,000
9-30-24	10852	10,927
12-31-24	9865	10,052
3-31-25	10260	10,346
6-30-25	12474	11,586
9-30-25	14232	12,820
12-31-25	16711	13,426
3-31-26	17839	13,404
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (9/4/24)
Nomura Focused Emerging Markets Equity ETF
Net asset value	73.87%	44.58%
MSCI Emerging Markets Index (net)	29.55%	20.52%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$281,728,926
Total number of portfolio holdingsFootnote Reference*	49
Total advisory fees paid (during reporting period)	$844,727
Portfolio turnover rate	36%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-EMEQ-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

Table Summary
South Korea	40.73%
Taiwan	19.41%
China	10.26%
India	6.82%
Mexico	5.92%
Brazil	5.16%
Indonesia	1.91%
South Africa	1.58%
Hong Kong	1.58%
Malaysia	1.30%

Sector allocation*

Table Summary
Information Technology	40.79%
Financials	13.12%
Industrials	15.96%
Consumer Discretionary	8.72%
Energy	7.83%
Communication Services	6.76%
Consumer Staples	3.56%
Materials	1.36%
Healthcare	1.30%

Top 10 equity holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.91%
Samsung Electronics Co. Ltd.	10.28%
SK Square Co. Ltd.	10.37%
SK hynix, Inc.	8.84%
Reliance Industries Ltd. GDR 144A	4.79%
Samsung C&T Corp.	4.52%
Tencent Holdings Ltd.	3.55%
Alibaba Group Holding Ltd. ADR	3.07%
Petroleo Brasileiro SA - Petrobras ADR	2.16%
MediaTek, Inc.	2.15%

* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classsification purposes.

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Focused Emerging Markets Equity ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-EMEQ-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5428746)

TSAR-EMEQ-0526

4

Nomura Focused International Core ETF: EXUS

(Formerly, Macquarie Focused International Core ETF)

Principal listing exchange: NASDAQ

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Focused International Core ETF (Fund) for the period of June 17, 2025 (inception of Fund), to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for June 17, 2025 (inception of Fund) through March 31, 2026?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EXUS	$45	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized.

Management's discussion of Fund performance

Performance highlights

Nomura Focused International Core ETF returned -4.77% for the period from its inception on June 17, 2025, to March 31, 2026. During the same period, the MSCI ACWI ex USA Index (net), the Fund's broad-based securities market index, returned 13.70%.

Top contributors to performance:

  Stocks within communication services contributed the most to performance during the reporting period, driven by holdings in Singapore Telecommunications Ltd. and exposure to Nintendo Co. Ltd.

  Similarly, stock selection within utilities also contributed to performance, driven by holdings in Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), Brazil’s largest water and sanitation utility.

  At the country level, North Asia technology hubs (specifically, South Korea and Taiwan) along with Spain contributed most to performance.

Top detractors from performance:

  Stock selection within consumer discretionary detracted the most from performance for the reporting period, driven by holdings in Flutter Entertainment PLC and Sea Ltd.

  Stocks within healthcare also detracted from performance, as shares of Haleon PLC and Siemens Healthineers AG underperformed.

  At the country level, the UK, the US, and Germany detracted the most.

1

TSAR-EXUS-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index for the same period.

Growth of $10,000 investment

For the period June 17, 2025 (inception of Fund), through March 31, 2026

Table Summary
	Nomura Focused International Core ETF — $9,523	MSCI ACWI ex USA Index (net) — $11,370
6-17-25	10000	10,000
6-30-25	10376	10,198
9-30-25	10340	10,900
12-31-25	10416	11,451
3-31-26	9523	11,370
Table Summary
Average annual total returns (as of March 31, 2026)	Since Inception (6/17/25)
Nomura Focused International Core ETF
Net asset value	-4.77%
MSCI ACWI ex USA Index (net)	13.70%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$60,695,553
Total number of portfolio holdingsFootnote Reference*	42
Total advisory fees paid (during reporting period)	$161,063
Portfolio turnover rate	133%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-EXUS-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

Table Summary
United States of America	12.52%
Netherlands	12.01%
Japan	9.90%
Brazil	9.48%
Taiwan	6.58%
United Kingdom	6.09%
Hong Kong	5.45%
Singapore	5.41%
Germany	4.78%
South Korea	4.25%

Sector allocation*

Table Summary
Financials	20.68%
Industrials	20.33%
Information Technology	16.14%
Consumer Discretionary	10.44%
Communication Services	6.55%
Healthcare	6.54%
Materials	3.47%
Energy	3.35%
Utilities	3.24%
Real Estate	2.80%

Top 10 equity holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.58%
SK hynix, Inc.	4.25%
ING Groep NV	3.64%
ASML Holding NV	3.57%
SLB Ltd.	3.35%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.24%
SMC Corp.	3.23%
Mitsubishi UFJ Financial Group, Inc.	2.97%
Henderson Land Development Co. Ltd.	2.80%
Banco Bilbao Vizcaya Argentaria SA	2.79%

* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classsification purposes.

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Focused International Core ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the period June 17, 2025 (commencement of operations) through March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-EXUS-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5422288)

TSAR-EXUS-0526

4

Nomura Focused Large Growth ETF: LRGG

(Formerly, Macquarie Focused Large Growth ETF)

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Focused Large Growth ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LRGG	$44	0.44%

Management's discussion of Fund performance

Performance highlights

Nomura Focused Large Growth ETF returned -1.72% for the 12 months ended March 31, 2026. During the same period, the Russell 1000®Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.

Top contributors to performance:

  Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.

  At an individual stock level, the Fund’s relative performance was primarily driven by not owning shares in several stocks that have large weightings in the benchmark. This includes Meta Platforms Inc., Adobe Inc., and ServiceNow Inc.

Top detractors from performance:

  Stock selection in the information technology, healthcare and industrials sectors detracted the most from performance during the reporting period. An overweight allocation to the financials sector also hurt relative performance.

  At a stock level, UnitedHealth Group Inc., Costar Group Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.

  At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

1

TSAR-LRGG-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.

Growth of $10,000 investment

For the period May 14, 2024 (inception of Fund), through March 31, 2026

Table Summary
	Nomura Focused Large Growth ETF — $10,285	Russell 1000 Index — $12,713	Russell 1000 Growth Index — $12,737
5-14-24	10000	10,000	10,000
6-30-24	10544	10,372	10,777
9-30-24	10840	11,002	11,121
12-31-24	11018	11,305	11,907
3-31-25	10465	10,797	10,720
6-30-25	11475	11,996	12,633
9-30-25	12031	12,955	13,960
12-31-25	11865	13,268	14,117
3-31-26	10285	12,713	12,737
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (5/14/24)
Nomura Focused Large Growth ETF
Net asset value	-1.72%	1.51%
Russell 1000 Growth Index	18.81%	13.74%
Russell 1000 Index	17.74%	13.62%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$241,024,636
Total number of portfolio holdingsFootnote Reference*	21
Total advisory fees paid (during reporting period)	$1,364,173
Portfolio turnover rate	20%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-LRGG-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Table Summary
Information Technology	47.76%
Financials	18.92%
Consumer Discretionary	8.83%
Industrials	8.23%
Healthcare	7.10%
Communication Services	5.26%
Consumer Staples	1.75%
Real Estate	1.74%

Top 10 equity holdings

Table Summary
NVIDIA Corp.	15.09%
Microsoft Corp.	11.72%
Apple, Inc.	8.75%
Amazon.com, Inc.	5.64%
Alphabet, Inc., Class C	5.26%
Visa, Inc., Class A	4.71%
Danaher Corp.	4.67%
Verisk Analytics, Inc., Class A	4.55%
Intercontinental Exchange, Inc.	4.49%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.15%

* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classsification purposes.

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Focused Large Growth ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-LRGG-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5422238)

TSAR-LRGG-0526

4

Nomura National High-Yield Municipal Bond ETF: HTAX

(Formerly, Macquarie National High-Yield Municipal Bond ETF)

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura National High-Yield Municipal Bond ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HTAX	$50	0.49%

Management's discussion of Fund performance

Performance highlights

Nomura National High-Yield Municipal Bond ETF returned 2.60% for the 12 months ended March 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.29%.

Top contributors to performance:

  The 12-22 year segment of the yield curve outperformed the overall benchmark. The Fund was modestly underweight this segment relative to the benchmark but had a longer duration profile, contributing to performance.

  The BBB-rated bond credit tranche was additive. An overweight and longer duration profile in BBBs relative to the benchmark contributed to the Fund’s performance.

Top detractors from performance:

  The long end (22+ years) of the yield curve lagged the overall benchmark return for the fiscal period. The Fund’s overweight positioning to the long end relative to the benchmark detracted from performance.

  Below-investment-grade bonds underperformed investment grade bonds. The Fund’s approximately 55% exposure to out-of-benchmark below-investment-grade bonds, which primarily reside on the longer end of the curve, detracted from performance.

1

TSAR-HTAX-0526

Fund performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Fund for the life of the Fund. It also assumes a $10,000 initial investment at the Fund's inception date in a broad-based securities market index for the same period.

Growth of $10,000 investment

For the period March 5, 2025 (inception of Fund), through March 31, 2026

Table Summary
	Nomura National High-Yield Municipal Bond ETF — $10,133	Bloomberg Municipal Bond Index — $10,255
3-5-25	10000	10,000
3-31-25	9876	9,833
6-30-25	9684	9,821
9-30-25	9964	10,115
12-31-25	10080	10,273
3-31-26	10133	10,255
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (3/5/25)
Nomura National High-Yield Municipal Bond ETF
Net asset value	2.60%	1.24%
Bloomberg Municipal Bond Index	4.29%	2.38%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit nomuraassetmanagement.com/etf-literature for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All results shown assume reinvestment of distributions.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$54,940,074
Total number of portfolio holdingsFootnote Reference*	194
Total advisory fees paid (during reporting period)	$134,267
Portfolio turnover rate	50%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

TSAR-HTAX-0526

2

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Table Summary
Education Revenue Bonds	20.83%
Healthcare Revenue Bonds	19.92%
Industrial Development Revenue Bonds	15.30%
Special Tax Revenue Bonds	14.83%
Transportation Revenue Bonds	11.86%
Local General Obligation Revenue Bonds	3.95%
State General Obligation Revenue Bonds	2.21%
Leasing Revenue Bonds	2.14%
Electric Revenue Bonds	1.86%
Water & Sewer Revenue Bonds	1.40%

State/territory allocation

Table Summary
Puerto Rico	10.40%
Florida	9.10%
California	8.94%
Illinois	8.09%
New York	6.72%
Wisconsin	6.33%
Arizona	6.10%
Texas	4.60%
Colorado	3.70%
Minnesota	3.34%

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond ETF.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the period March 5, 2025 (commencement of operations) through March 31, 2025 and the year ended March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

3

TSAR-HTAX-0526

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5415290)

TSAR-HTAX-0526

4

Nomura Tax-Free USA ETF: LTAX

Principal listing exchange: NYSE Arca

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Tax-Free USA ETF (Fund) for the period of January 12, 2026 (inception of Fund), to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for January 12, 2026 (inception of Fund) through March 31, 2026?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LTAX	$8	0.39%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized.

Management's discussion of Fund performance

Performance highlights

Nomura Tax-Free USA ETF returned -0.58% for the period from its inception on January 12, 2026, to March 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index,     returned -0.92%.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$5,552,933
Total number of portfolio holdingsFootnote Reference*	69
Total advisory fees paid (during reporting period)	$4,537
Portfolio turnover rate	17%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

1

TSAR-LTAX-0526

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Table Summary
Transportation Revenue Bonds	25.17%
Healthcare Revenue Bonds	19.00%
Special Tax Revenue Bonds	10.75%
Education Revenue Bonds	9.76%
Industrial Development Revenue Bonds	7.77%
State General Obligation Revenue Bonds	7.56%
Local General Obligation Revenue Bonds	4.80%
Electric Revenue Bonds	3.75%
Leasing Revenue Bonds	3.01%
Water & Sewer Revenue Bonds	1.89%
Housing Revenue Bonds	1.80%

State/territory allocation

Table Summary
New York	9.47%
Florida	8.79%
Colorado	8.70%
Illinois	8.55%
Texas	8.46%
California	7.49%
Puerto Rico	7.33%
Arizona	5.74%
Pennsylvania	5.33%
Wisconsin	3.55%

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the period January 12, 2026 (commencement of operations) through March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5415271)

2

TSAR-LTAX-0526

Nomura Transformational Technologies ETF: FRWD

Principal listing exchange: NASDAQ

Annual shareholder report — March 31, 2026

This annual shareholder report contains important information about Nomura Transformational Technologies ETF (Fund) for the period of January 12, 2026 (inception of Fund), to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for January 12, 2026 (inception of Fund) through March 31, 2026?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
FRWD	$13	0.65%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized.

Management's discussion of Fund performance

Performance highlights

Nomura Transformational Technologies ETF returned -9.48% for the period from its inception on January 12, 2026, to March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net), the Fund's broad-based securities market index, returned -5.41%, while the MSCI World Information Technology Index (net), the Fund's narrowly based securities market index, returned -9.87%.

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$87,170,381
Total number of portfolio holdingsFootnote Reference*	24
Total advisory fees paid (during reporting period)	$47,286
Portfolio turnover rate	11%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

1

TSAR-FRWD-0526

Fund holdings

(as of March 31, 2026)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Table Summary
Information Technology	66.38%
Communication Services	17.01%
Consumer Discretionary	10.90%
Industrials	2.96%

Top 10 equity holdings

Table Summary
NVIDIA Corp.	9.22%
Seagate Technology Holdings plc	7.61%
Meta Platforms, Inc., Class A	6.55%
Advanced Micro Devices, Inc.	6.39%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.04%
Lam Research Corp.	5.47%
Broadcom, Inc.	4.74%
ASML Holding NV ADR	4.67%
Microsoft Corp.	4.48%
Amazon.com, Inc.	4.02%

* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classsification purposes.

Changes in and disagreements with accountants

On April 15, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the period January 12, 2026 (commencement of operations) through March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/etf-literature.

(5427101)

2

TSAR-FRWD-0526

       (b) Not applicable

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura ETF Trust Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below.  For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

            a.         An understanding of generally accepted accounting principles and financial statements;

            b.         The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

            c.         Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

            d.         An understanding of internal controls and procedures for financial reporting; and

            e.         An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

            a.         Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

            b.         Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

            c.         Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

            d.         Other relevant experience.

            The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent.  In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

            The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

            Brian A. Swain, Chair

Item 4. Principal Accountant Fees and Services.

Audit Fees
(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $337,342 for 2026 and $181,000 for 2025.
Audit-Related Fees
(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $1,686,500 for 2026 and $1,374,878 for 2025. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees
(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2026 and $0 for 2025.

All Other Fees
(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)   The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors.  Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)
up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)
up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund
Fs

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit.  This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
                  (b) 0%
                  (c) 0%
                  (d) 0%
(f)  Not applicable.
(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2,194,368 for 2026 and $16,391,075 for 2025.
(h)  The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.
(i) Not applicable.
    (j) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Securities Exchange Act of 1934. The Audit Committee consists of the following Board members: Brian A. Swain and Ann D. Borowiec.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.
(b)   Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.
Nomura Global Listed Infrastructure ETF
(Formerly, Macquarie Global Listed Infrastructure ETF)
Financial statements and other information
For the year ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 9
Report of independent registered public accounting firm 19
Other Fund information 20
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Global Listed Infrastructure ETF
1
March 31, 2026
Number of
shares Value (US $)
Common Stocks — 98 .66%
Δ
Australia - 2 .71%
Atlas Arteria Ltd. 29,354 $ 86,682
Transurban Group 14,464 139,812
226,494
Canada - 8 .68%
Canadian National Railway Co. 814 83,782
Enbridge, Inc. 9,143 495,632
Gibson Energy, Inc. 6,798 145,040
724,454
China - 2 .24%
China Gas Holdings Ltd. 68,657 62,605
China Tower Corp. Ltd., Class H 144A
#
91,116 124,103
186,708
France - 2 .99%
Aeroports de Paris SA 2,063 249,421
249,421
Greece - 0 .95%
Athens International Airport SA 6,522 79,154
79,154
Hong Kong - 2 .26%
CLP Holdings Ltd. 20,110 188,502
188,502
Italy - 5 .67%
Enav SpA 144A
#
40,290 240,763
Enel SpA 10,485 113,616
ERG SpA 4,115 104,449
Infrastrutture Wireless Italiane SpA 144A
#
1,830 14,500
473,328
Mexico - 2 .17%
Grupo Aeroportuario del Sureste SAB de CV
ADR 540 181,510
181,510
Netherlands - 1 .75%
Koninklijke Vopak NV 2,697 146,203
146,203
New Zealand - 3 .17%
Auckland International Airport Ltd. 57,822 264,822
264,822
Spain - 11 .08%
Aena SME SA 144A
#
3,848 113,506
Cellnex Telecom SA 144A
#
7,582 243,016
EDP Renovaveis SA 14,850 234,980

Schedule of investments
Nomura Global Listed Infrastructure ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Spain (continued)
Redeia Corp. SA 6,969 $ 117,283
Sacyr SA 44,464 215,956
924,741
Thailand - 1 .55%
Airports of Thailand PCL 82,000 129,290
129,290
United Kingdom - 12 .21%
National Grid plc 20,542 345,169
Pennon Group plc 23,480 164,559
SSE plc 5,221 179,328
United Utilities Group plc 18,978 330,318
1,019,374
United States of America - 41 .23%
American Electric Power Co., Inc. 1,949 255,475
Black Hills Corp. 2,362 163,946
Cheniere Energy, Inc. 1,021 289,719
CMS Energy Corp. 3,361 260,746
Crown Castle, Inc. REIT 1,988 161,644
Dominion Energy, Inc. 3,261 201,595
Essential Utilities, Inc. 6,244 251,446
Exelon Corp. 5,409 265,149
Kinder Morgan, Inc. 5,486 183,946
NextEra Energy, Inc. 3,651 339,105
NiSource, Inc. 1,817 84,781
ONEOK, Inc. 2,678 242,065
PG&E Corp. 12,942 227,391
Sempra 3,311 321,730
Spire, Inc. 477 43,188
Xcel Energy, Inc. 1,884 149,665
3,441,591
Total Common Stocks
(cost $7,289,694) 8,235,592

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 2 .47%
Money Market Mutual Funds - 2 .47%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.58%) 206,138 $ 206,138
Total Short-Term Investments
(cost $206,138) 206,138
Total Value of Securities — 101.13%
      (cost $7,495,832) 8,441,730
Liabilities Net of Receivables and Other Assets — (1.13)% (94,061)
Net Assets Applicable to 275,000 Shares Outstanding — 100.00% $ 8,347,669
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2026, the aggregate value of Rule 144A securities was $735,888, which represents 8.82% of the Fund's net assets. See Note 7 in “Notes to financial statements."
Summary of abbreviations :
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Statement of assets and liabilities
Nomura Global Listed Infrastructure ETF
4
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 8,441,730
Foreign currency, at value** 83
Cash 1
Receivable for securities sold 172
Dividends receivable 14,512
Total Assets 8,456,498
Liabilities:
Payable for securities purchased 105,325
Management fees payable to affiliates 3,504
Total Liabilities 108,829
Total Net Assets $ 8,347,669
Net Assets Consist of:
Paid-in-capital $ 7,217,471
Total distributable earnings (loss) 1,130,198
Total Net Assets $ 8,347,669
Shares outstanding (unlimited amount authorized, no par value) 275,000
Net asset value per share $ 30.36
*Investments, at cost $ 7,495,832
**Foreign currency, at cost 83

Statement of operations
Nomura Global Listed Infrastructure ETF
Year ended March 31, 2026
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 246,400
Foreign tax withheld (16,600)
229,800
Expenses:
Management fees 30,417
Total operating expenses 30,417
Net Investment Income (Loss) 199,383
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments
*
321,364
Foreign currencies 542
Net realized gain (loss) 321,906
Net change in unrealized appreciation (depreciation) on:
Investments 827,288
Foreign currencies 108
Net change in unrealized appreciation (depreciation) 827,396
Net Realized and Unrealized Gain (Loss) 1,149,302
Net Increase (Decrease) in Net Assets Resulting from Operations $ 1,348,685
*
Includes $(3,508) capital gains taxes paid.

Statements of changes in net assets
Nomura Global Listed Infrastructure ETF
6
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2026
Year ended
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 199,383 $ 163,299
Net realized gain (loss) 321,906 (54,014)
Net change in unrealized appreciation
(depreciation) 827,396 81,302
Net increase (decrease) in net assets
resulting from operations 1,348,685 190,587
Dividends and Distributions to Shareholders
from:
Distributable earnings (192,194) (272,435)
(192,194) (272,435)
Capital Share Transactions:
1
Proceeds from shares sold 2,217,471 –
Increase in net assets derived from capital
share transactions 2,217,471 –
Net Increase (Decrease) in Net Assets 3,373,962 (81,848)
Net Assets:
Beginning of year 4,973,707 5,055,555
End of year $ 8,347,669 $ 4,973,707
Capital Share Transactions:
Beginning of year 200,000 200,000
Shares sold in-kind 75,000 –
Shares outstanding, end of year 275,000 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Global Listed Infrastructure ETF
7
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2026
Year ended
March 31, 2025
For the period
November 28, 2023
1
to
March 31, 2024
Net asset value,
beginning of period $ 24 .87 $ 25 .28 $ 25 .00
Income (loss)
from investment
operations: — — —
Net investment income
2
0 .89 0 .82 0 .24
Net realized and
unrealized gain .... 5 .46 0 .13 0 .25
Total from investment
operations ....... 6.35 0.95 0.49
Less dividends and
distributions from: — — —
Net investment income ( 0 .86 ) ( 0 .81 ) ( 0 .21 )
Net realized gain .... — ( 0 .55 ) —
Total dividends and
distrib u tions ...... (0.86) (1.36) (0.21)
Net asset value, end
of period ......... $ 30.36 $ 24.87 $ 25.28
Total return
3
...... 25.95% 3.88% 1.97%
Ratios and
supplemental data: $8,348 $4,974 $5,056
Net assets, end of
period (000 omitted) $ 8,348 $ 4,974 $ 5,056
Ratio of expenses to
average net assets
4
0.49% 0.49% 0.49%
Ratio of net investment
income to average
net assets ....... 3.21% 3.20% 2.75%
Portfolio turnover
5
... 34% 75% 11%

Financial highlights
Nomura Global Listed Infrastructure ETF
8
See accompanying notes, which are an integral part of the financial statements.
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Global Listed Infrastructure ETF
9
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22, 2023 and is an open-end management investment company registered with the U.S. Securities and
Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Global Listed Infrastructure ETF (formerly,
Macquarie Global Listed Infrastructure ETF through November 30, 2025) (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as part of its duties as the Fund's valuation designee (Valuation Designee)
to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation
Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign
(non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by the Valuation Designee, which may recommend fair value as determined in good faith pursuant to Rule 2a-5. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

Notes to financial statements
Nomura Global Listed Infrastructure ETF
10
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2026 and for all open tax years (years ended March 31, 2024–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties”
on the “Statement of operations.” During the year ended March 31, 2026, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

11
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Global Listed Infrastructure ETF
12
paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Global Listed Infrastructure ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
Prior to the Closing Date, DMC had entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Prior
Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to the Prior Affiliated Sub-Advisor based on the extent to which the Prior Affiliated Sub-Advisor provided services to the Fund. As of the Closing Date, the Prior
Affiliated Sub-Advisor no longer serves as a sub-advisor to the Fund.
At March 31, 2026, Nomura  Holding America, Inc. directly owned 65.45% of the Fund's shares outstanding.
1. Significant Accounting Policies (continued)

13
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
3. Investments
For the year ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the year ended March 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or
Purchases $ 2,213,715
Sales 2,092,261
Purchases $ 2,052,158
Sales —
Cost of investments $ 7,507,187
Aggregate unrealized appreciation of investments $ 1,058,426
Aggregate unrealized depreciation of investments (123,883)
Net unrealized appreciation of investments $ 934,543
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Nomura Global Listed Infrastructure ETF
14
liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
During the year ended March 31, 2026 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 8,235,592 $ – $ – $ 8,235,592
Short-Term Investments 206,138 – – 206,138
Total Value of Securities $ 8,441,730 $ – $ – $ 8,441,730
3. Investments (continued)

15
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2026 and 2025 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2026, the Fund had no reclassifications.
Year ended
3/31/26
Year ended
3/31/25
Ordinary income $ 192,194 $ 272,435
Shares of beneficial interest $ 7,217,471
Undistributed ordinary income 152,335
Undistributed capital gains 43,286
Unrealized appreciation (depreciation) of investments and foreign currencies 934,577
Net assets $ 8,347,669
3. Investments (continued)

Notes to financial statements
Nomura Global Listed Infrastructure ETF
16
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statements of changes in net assets."
7. Certain Principal Risks of the Fund
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.

17
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Nomura Global Listed Infrastructure ETF
18
stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
19
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Global Listed
Infrastructure ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Global Listed Infrastructure ETF (one of the funds constituting Nomura
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for the years ended March 31, 2026 and 2025, and for the period November 28, 2023
(commencement of operations) through March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year ended
March 31, 2026, the changes in its net assets for each of the two years in the period ended March
31, 2026 and the financial highlights for the years ended March 31, 2026 and 2025, and for the period November 28, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
20
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2026, the Fund reports distributions paid during the year as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $15,442. The gross foreign source income earned during the fiscal year ended March 31, 2026 by the Fund was
$167,204.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the
Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura Global Listed
Infrastructure ETF (formerly, Macquarie Global Listed Infrastructure ETF) (the "Fund")’s March 31,
2026 financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March
31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
36.15%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*
For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV, as applicable.

21
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2026, the Fund reports distributions paid during the year as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $15,442. The gross foreign source income earned during the fiscal year ended March 31, 2026 by the Fund was
$167,204.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the
Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura Global Listed
Infrastructure ETF (formerly, Macquarie Global Listed Infrastructure ETF) (the "Fund")’s March 31,
2026 financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March
31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
36.15%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*
For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV, as applicable.
In addition, during the fiscal years ended March 31, 2025 and March 31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the
Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a)
(1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended March 31, 2025 and March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a)
(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v)
of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
22
of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

23
and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
24
such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements, and they therefore
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

25
considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
26
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

27
deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
28
comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

29
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
30
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

31
these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
32
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

33
least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Global Listed Infrastructure ETF
34
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

35
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-BILD-TRST-0526
(5428726)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Energy Transition ETF
(Formerly, Macquarie Energy Transition ETF)
Financial statements and other information
For the year ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 9
Report of independent registered public accounting firm 20
Other Fund information 21
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Energy Transition ETF
1
March 31, 2026
Number of
shares Value (US $)
Common Stocks — 97 .47%
Aluminum - 5 .16%
Alcoa Corp. 8,754 $ 580,653
580,653
Coal & Consumable Fuels - 2 .12%
Cameco Corp. 2,192 238,073
238,073
Commodity Chemicals - 1 .87%
Methanex Corp. 3,530 210,176
210,176
Construction & Engineering - 3 .14%
Arcosa, Inc. 3,329 353,340
353,340
Copper - 5 .06%
ERO Copper Corp.
†
21,354 569,041
569,041
Diversified Metals & Mining - 11 .05%
Anglo American plc 6,375 268,242
Hudbay Minerals, Inc. 27,307 571,816
MP Materials Corp.
†
1,821 87,882
Teck Resources Ltd., Class B 6,056 313,879
1,241,819
Electric Utilities - 0 .68%
Constellation Energy Corp. 273 76,235
76,235
Electrical Components & Equipment - 4 .37%
Generac Holdings, Inc.
†
1,658 323,857
Nexans SA 1,259 167,204
491,061
Gold - 5 .41%
Coeur Mining, Inc.
†
11,219 210,581
Wheaton Precious Metals Corp. 3,034 397,484
608,065
Heavy Electrical Equipment - 2 .48%
GE Vernova, Inc. 320 279,328
279,328
Independent Power Producers & Energy Traders - 1 .18%
Vistra Corp. 885 133,042
133,042
Integrated Oil & Gas - 3 .85%
Shell plc ADR 4,657 433,101
433,101

Schedule of investments
Nomura Energy Transition ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Oil & Gas Equipment & Services - 3 .04%
Baker Hughes Co., Class A 5,594 $ 341,514
341,514
Oil & Gas Exploration & Production - 25 .14%
ARC Resources Ltd. 20,772 432,283
Chord Energy Corp. 2,187 310,948
ConocoPhillips 3,919 517,308
EOG Resources, Inc. 3,073 444,264
EQT Corp. 6,457 410,923
Expand Energy Corp. 3,306 362,933
Permian Resources Corp., Class A 16,302 347,559
2,826,218
Oil & Gas Refining & Marketing - 7 .88%
HF Sinclair Corp. 6,199 386,755
Valero Energy Corp. 2,021 499,349
886,104
Precious Metals & Minerals - 3 .05%
Valterra Platinum Ltd. 4,210 343,257
343,257
Semiconductors - 3 .84%
First Solar, Inc.
†
2,186 431,210
431,210
Specialty Chemicals - 1 .21%
Johnson Matthey plc 5,398 135,537
135,537
Steel - 6 .94%
Metallus, Inc.
†
12,711 207,698
Steel Dynamics, Inc. 3,181 572,580
780,278
Total Common Stocks
(cost $8,043,910) 10,958,052

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 2 .44%
Money Market Mutual Funds - 2 .44%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.58%) 274,455 $ 274,455
Total Short-Term Investments
(cost $274,455) 274,455
Total Value of Securities — 99.91%
        (cost $8,318,365) 11,232,507
Receivables and Other Assets Net of Liabilities — 0.09% 9,630
Net Assets Applicable to 279,000 Shares Outstanding — 100.00% $ 11,242,137
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt

Statement of assets and liabilities
Nomura Energy Transition ETF
4
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 11,232,507
Foreign currency, at value** 9
Dividends receivable 15,165
Foreign tax reclaims receivable 1,461
Total Assets 11,249,142
Liabilities:
Management fees payable to affiliates 7,003
Due to custodian 2
Total Liabilities 7,005
Total Net Assets $ 11,242,137
Net Assets Consist of:
Paid-in-capital $ 8,211,905
Total distributable earnings (loss) 3,030,232
Total Net Assets $ 11,242,137
Shares outstanding (unlimited amount authorized, no par value) 279,000
Net asset value per share $ 40.29
*Investments, at cost $ 8,318,365
**Foreign currency, at cost 9

Statement of operations
Nomura Energy Transition ETF
Year ended March 31, 2026
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 141,289
Foreign tax withheld (4,852)
136,437
Expenses:
Management fees 61,713
Total operating expenses 61,713
Net Investment Income (Loss) 74,724
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments 482,199
Investments in-kind 441,764
Foreign currencies (362)
Net realized gain (loss) 923,601
Net change in unrealized appreciation (depreciation) on:
Investments 2,768,342
Foreign currencies 171
Net change in unrealized appreciation (depreciation) 2,768,513
Net Realized and Unrealized Gain (Loss) 3,692,114
Net Increase (Decrease) in Net Assets Resulting from Operations $ 3,766,838

Statements of changes in net assets
Nomura Energy Transition ETF
6
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2026
Year ended
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 74,724 $ 58,187
Net realized gain (loss) 923,601 (278,783)
Net change in unrealized appreciation
(depreciation) 2,768,513 (339,991)
Net increase (decrease) in net assets
resulting from operations 3,766,838 (560,587)
Dividends and Distributions to Shareholders
from:
Distributable earnings (115,400) (61,846)
(115,400) (61,846)
Capital Share Transactions:
1
Proceeds from shares sold 2,750,642 1,474,543
Cost of shares redeemed (1,593,871) –
Increase in net assets derived from capital
share transactions 1,156,771 1,474,543
Net Increase (Decrease) in Net Assets 4,808,209 852,110
Net Assets:
Beginning of year 6,433,928 5,581,818
End of year $ 11,242,137 $ 6,433,928
Capital Share Transactions:
Beginning of year 254,000 204,000
Shares sold in-kind 75,000 50,000
Shares redeemed in-kind (50,000) –
Shares outstanding, end of year 279,000 254,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Energy Transition ETF
7
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2026
Year ended
March 31, 2025
For the period
November 28, 2023
1
to
March 31, 2024
Net asset value,
beginning of period $ 25 .33 $ 27 .36 $ 25 .00
Income (loss)
from investment
operations: — — —
Net investment income
2
0 .31 0 .24 0 .06
Net realized and
unrealized gain (loss) 15 .13 ( 2 .02 ) 2 .34
Total from investment
operations ....... 15.44 (1.78) 2.40
Less dividends and
distributions from: — — —
Net investment income ( 0 .48 ) ( 0 .25 ) ( 0 .04 )
Total dividends and
distrib u tions ...... (0.48) (0.25) (0.04)
Net asset value, end
of period ......... $ 40.29 $ 25.33 $ 27.36
Total return
3
...... 61.51% (6.57%) 9.61%
Ratios and
supplemental data: $11,242 $6,434 $5,582
Net assets, end of
period (000 omitted) $ 11,242 $ 6,434 $ 5,582
Ratio of expenses to
average net assets
4
0.79% 0.79% 0.79%
Ratio of net investment
income to average
net assets ....... 0.96% 0.86% 0.69%
Portfolio turnover
5
... 31% 55% 15%

Financial highlights
Nomura Energy Transition ETF
8
See accompanying notes, which are an integral part of the financial statements.
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Energy Transition ETF
9
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22, 2023 and is an open-end management investment company registered with the U.S. Securities and
Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Energy Transition ETF (formerly, Macquarie
Energy Transition ETF through November 30, 2025) (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as part of its duties as the Fund's valuation designee (Valuation Designee)
to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation
Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign
(non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by the Valuation Designee, which may recommend fair value as determined in good faith pursuant to Rule 2a-5. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

Notes to financial statements
Nomura Energy Transition ETF
10
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2026 and for all open tax years (years ended March 31, 2024–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties”
on the “Statement of operations.” During the year ended March 31, 2026, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

11
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Energy Transition ETF
12
paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.79%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Energy Transition ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
Prior to the Closing Date, DMC had entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Prior
Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to the Prior Affiliated Sub-Advisor based on the extent to which the Prior Affiliated Sub-Advisor provided services to the Fund. As of the Closing Date, the Prior
Affiliated Sub-Advisor no longer serves as a sub-advisor to the Fund.
At March 31, 2026, Nomura  Holding America, Inc. directly owned 67.74% of the Fund's shares outstanding.
1. Significant Accounting Policies (continued)

13
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
3. Investments
For the year ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the year ended March 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or
Purchases $ 2,415,359
Sales 2,418,972
Purchases $ 2,419,673
Sales 1,535,659
Cost of investments $ 8,323,612
Aggregate unrealized appreciation of investments $ 2,965,052
Aggregate unrealized depreciation of investments (56,157)
Net unrealized appreciation of investments $ 2,908,895
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Nomura Energy Transition ETF
14
liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 10,958,052 $ – $ – $ 10,958,052
Short-Term Investments 274,455 – – 274,455
Total Value of Securities $ 11,232,507 $ – $ – $ 11,232,507
3. Investments (continued)

15
During the year ended March 31, 2026 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2026 and 2025 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
Year ended
3/31/26
Year ended
3/31/25
Ordinary income $ 115,400 $ 61,846
Shares of beneficial interest $ 8,211,905
Undistributed ordinary income 981
Undistributed capital gains 120,191
Unrealized appreciation (depreciation) of investments and foreign currencies 2,909,060
Net assets $ 11,242,137
3. Investments (continued)

Notes to financial statements
Nomura Energy Transition ETF
16
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. For the year ended March 31, 2026, the
Fund recorded the following reclassifications:
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2026, the Fund has capital loss carryforwards utilized in the amount of $284,423.
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Paid-in capital $ 480,591
Total distributable earnings (loss) (480,591)
5. Components of Net Assets on a Tax Basis (continued)

17
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statements of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Energy sector risk — Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector.
These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments;
the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects.
Materials sector risk — Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Industrial sector risk — The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector.
Companies in this sector may be adversely affected by product liability claims. The sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Renewable energy sector risk — Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products
6. Issuance and Redemption of Fund Shares (continued)

Notes to financial statements
Nomura Energy Transition ETF
18
and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector.
Utilities sector risk — Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.
7. Certain Principal Risks of the Fund (continued)

19
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
20
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Energy Transition
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Energy Transition ETF (one of the funds constituting Nomura ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for the years ended March 31, 2026 and 2025, and for the period November 28, 2023 (commencement of operations) through March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of March 31, 2026, the results of its operations for the year ended March 31, 2026, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for the years ended March 31, 2026 and 2025, and for the period November
28, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agents.
We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Energy Transition ETF
21
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2026, the Fund reports distributions paid during the year as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura
Energy Transition ETF (formerly, Macquarie Energy Transition ETF) (the "Fund")’s March 31, 2026
financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending
March 31, 2027.
PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March
31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended March 31, 2025 and March 31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the
Fund and PwC on accounting principles, financial statement disclosures or audit scope, which,
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
75.26%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*
For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV, as applicable.

Other Fund information (Unaudited)
Nomura Energy Transition ETF
22
if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a)
(1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended March 31, 2025 and March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a)
(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v)
of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

23
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Energy Transition ETF
24
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

25
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Energy Transition ETF
26
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

27
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Energy Transition ETF
28
assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

29
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Energy Transition ETF
30
The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

31
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Energy Transition ETF
32
and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

33
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Energy Transition ETF
34
profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

35
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-PWER-TRST-0526
(5427070)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Tax-Free USA Short Term ETF
(Formerly, Macquarie Tax-Free USA Short Term ETF)
Financial statements and other information
For the year ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 7
Statement of operations 8
Statements of changes in net assets 9
Financial highlights 10
Notes to financial statements 12
Report of independent registered public accounting firm 21
Other Fund information 22
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Tax-Free USA Short Term ETF

March 31, 2026
Principal
amount
°
Value (US $)
Municipal Bonds   — 96.36%
Education Revenue Bonds - 6.83%
Arizona Industrial Development Authority
(Equitable School Revolving Fund LLC
Obligated Group)
Series 2022A 5.00% 11/1/28 160,000 $ 168,193
Colorado Educational & Cultural Facilities
Authority
(Science Technology Engineering & Math
High School)
Series 2014 4.50% 11/1/29 165,000 164,090
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2020A 144A 4.00% 7/1/30
#
100,000 99,777
432,060
Electric Revenue Bonds - 7.88%
City of Chaska
(Electric)
Series 2015A 5.00% 10/1/28 155,000 155,605
Housing & Redevelopment Authority of The
City of St. Paul Minnesota
(District Energy St Paul Obligated Group)
Series 2017A 4.00% 10/1/30 240,000 242,212
Utility Debt Securitization Authority
Series 2016A 5.00% 6/15/28 100,000 100,455
498,272
Healthcare Revenue Bonds - 20.91%
Augusta Development Authority
(WellStar Health System Obligated Group)
Series 2018 5.00% 7/1/28 135,000 140,468
California Municipal Finance Authority
(Eisenhower Medical Center)
Series 2017A 5.00% 7/1/29 90,000 91,606
Colorado Health Facilities Authority
( CommonSpirit Health Obligated Group)
Series 2019A-1 5.00% 8/1/29 110,000 116,602
(Valley View Hospital Association)
Series 2015 5.00% 5/15/28 100,000 100,234
Series 2017A 5.00% 5/15/27 150,000 153,724

Schedule of investments
Nomura Tax-Free USA Short Term ETF

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
Series 2019 5.00% 11/1/27 75,000 $ 77,363
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2016A 5.00% 7/1/29 25,000 25,128
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Obligated
Group)
Series 2019 5.00% 9/1/29 160,000 169,428
New Hampshire Business Finance Authority
( Springpoint Senior Living Obligated
Group)
Series 2021 4.00% 1/1/28 175,000 176,202
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.00% 8/15/29 125,000 128,416
Tarrant County Cultural Education Facilities
Finance Corp.
(Air Force Villages, Inc. Obligated Group)
Series 2016 4.00% 5/15/31 40,000 39,539
Washington Health Care Facilities Authority
( CommonSpirit Health Obligated Group)
Series 2019A-2 5.00% 8/1/28 100,000 104,416
1,323,126
Housing Revenue Bonds - 2.35%
Ohio Housing Finance Agency
Series 2024B 5.50% 3/1/31 (GNMA) 50,000 55,157
Texas Department of Housing & Community
Affairs
Series 2022B 5.50% 9/1/30 (GNMA) 85,000 93,532
148,689
Industrial Development Revenue Bonds - 12.72%
Black Belt Energy Gas District
Series 2022C-1 5.25% 2/1/53
•
95,000 99,690

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Buckeye Tobacco Settlement Financing
Authority
Class 1 Series 2020A-2 5.00% 6/1/29 90,000 $ 95,386
California Community Choice Financing
Authority
Series 2023G-1 5.25% 11/1/54
•
100,000 105,549
Commonwealth Financing Authority
(Commonwealth Financing Authority)
Series 2018 5.00% 6/1/31 150,000 155,850
Lower Alabama Gas District (The)
Series 2016A 5.00% 9/1/29 125,000 130,265
Main Street Natural Gas, Inc.
Series 2022B 5.00% 12/1/52
•
150,000 156,547
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018 5.00% 1/1/28 (AMT) 60,000 61,794
805,081
Leasing Revenue Bonds - 3.98%
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2019BB 5.00% 6/15/30 150,000 158,663
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2021A-1 5.00% 8/1/30 85,000 93,066
251,729
Local General Obligation Revenue Bonds - 4.59%
Chicago Board of Education
Series 2025B 5.25% 12/1/30 150,000 156,385
City of Detroit
Series 2018 5.00% 4/1/29 130,000 134,151
290,536
Special Tax Revenue Bonds - 3.29%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2022 5.00% 5/1/29 100,000 105,100
New York City Industrial Development Agency
(Yankee Stadium LLC)
Series 2020A 4.00% 3/1/32 (AG) 100,000 103,042
208,142

Schedule of investments
Nomura Tax-Free USA Short Term ETF
4
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds - 11.40%
Commonwealth of Puerto Rico
Series 2022A-1 5.63% 7/1/29 100,000 $ 105,620
State of Connecticut
Series 2018E 5.00% 9/15/28 130,000 137,757
State of Illinois
Series 2019B 5.00% 11/1/31 100,000 105,898
Series 2021A 5.00% 3/1/30 65,000 69,654
State of New Jersey
Series 2020A 5.00% 6/1/29 75,000 80,606
State of Texas
Series 2018 5.00% 8/1/26 (AMT) 220,000 221,524
721,059
Transportation Revenue Bonds - 13.85%
City & County of Denver
(Airport System)
Series 2022D 5.25% 11/15/26 (AMT) 140,000 142,118
City of Los Angeles
(Department of Airports)
Series 2025A 5.00% 5/15/30 (AMT) 150,000 161,618
Metropolitan Transportation Authority
Series 2017D 5.00% 11/15/30 60,000 62,535
New York Transportation Development Corp.
(JFK International Air Terminal LLC)
Series 2022 5.00% 12/1/31 140,000 150,742
Port Authority of New York & New Jersey
Series 246 5.00% 9/1/30 185,000 200,332
Regional Transportation District
(Denver Transit Partners LLC)
Series 2020A 5.00% 7/15/30 100,000 106,322
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners LLC)
Series 2019A 5.00% 12/31/31 50,000 52,952
876,619
Water & Sewer Revenue Bonds - 8.56%
City of Chicago
(Waterworks)
Series 2004 5.00% 11/1/26 235,000 238,192

5
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2026DD 5.00% 6/15/32 100,000 $ 112,379
Pittsburgh Water & Sewer Authority
Series 2017A 5.00% 9/1/29 (AG) 185,000 190,964
541,535
Total Municipal Bonds
(cost $6,054,639) 6,096,848
Short-Term Investments — 3.16%
Variable Rate Demand Notes   — 3.16%
New York City Municipal Water Finance Authority
(Water & Sewer System)
Series 2014AA-3 2.70% 6/15/49
(SPA - TD Bank NA)
¤
200,000 200,000
Total Short-Term Investments
      (cost $200,000) 200,000
Total Value of Securities — 99.52%
        (cost $6,254,639) 6,296,848
Receivables and Other Assets Net of Liabilities — 0.48% 30,655
Net Assets Applicable to 250,000 Shares Outstanding — 100.00% $ 6,327,503
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2026, the aggregate value of Rule 144A securities was $99,777, which represents
1.58% of the Fund's net assets. See Note 7 in “Notes to financial statements."
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March
31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Schedule of investments
Nomura Tax-Free USA Short Term ETF
6
See accompanying notes, which are an integral part of the financial statements.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2026. The maturity date shown is the final maturity. The security has a demand feature that allows the holder to tender the security at par on no more than 7 days' notice. For purposes of maturity classification and weighted average maturity calculations, the demand date is used.
Summary of abbreviations :
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement

Statement of assets and liabilities
Nomura Tax-Free USA Short Term ETF
7
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 6,296,848
Cash 80,023
Interest receivable 81,407
Total Assets 6,458,278
Liabilities:
Payable for securities purchased 113,085
Distribution payable to shareholders 16,168
Management fees payable to affiliates 1,522
Total Liabilities 130,775
Total Net Assets $ 6,327,503
Net Assets Consist of:
Paid-in-capital $ 6,295,539
Total distributable earnings (loss) 31,964
Total Net Assets $ 6,327,503
Shares outstanding (unlimited amount authorized, no par value) 250,000
Net asset value per share $ 25.31
*Investments, at cost $ 6,254,639

Statement of operations
Nomura Tax-Free USA Short Term ETF
Year ended March 31, 2026
8
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 196,412
196,412
Expenses:
Management fees 16,254
Total operating expenses 16,254
Net Investment Income (Loss) 180,158
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (11,316)
Net change in unrealized appreciation (depreciation) on investments 14,550
Net Realized and Unrealized Gain (Loss) 3,234
Net Increase (Decrease) in Net Assets Resulting from Operations $ 183,392

Statements of changes in net assets
Nomura Tax-Free USA Short Term ETF
9
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2026
Year ended
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 180,158 $ 175,434
Net realized gain (loss) (11,316) 1,043
Net change in unrealized appreciation
(depreciation) 14,550 8,635
Net increase (decrease) in net assets
resulting from operations 183,392 185,112
Dividends and Distributions to Shareholders
from:
Distributable earnings (180,163) (175,401)
(180,163) (175,401)
Capital Share Transactions:
1
Proceeds from shares sold 1,275,563 1,264,793
Cost of shares redeemed (1,252,317) –
Increase in net assets derived from capital
share transactions 23,246 1,264,793
Net Increase (Decrease) in Net Assets 26,475 1,274,504
Net Assets:
Beginning of year 6,301,028 5,026,524
End of year $ 6,327,503 $ 6,301,028
Capital Share Transactions:
Beginning of year 250,000 200,000
Shares sold 50,000 –
Shares sold in-kind – 50,000
Shares redeemed (50,000) –
Shares outstanding, end of year 250,000 250,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Tax-Free USA Short Term ETF
10
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2026
Year ended
March 31, 2025
For the period
November 28, 2023
1
to
March 31, 2024
Net asset value,
beginning of period $ 25 .20 $ 25 .13 $ 25 .00
Income (loss)
from investment
operations: — — —
Net investment income
2
0 .82 0 .80 0 .26
Net realized and
unrealized gain .... 0 .11 0 .07 0 .13
Total from investment
operations ....... 0.93 0.87 0.39
Less dividends and
distributions from: — — —
Net investment income ( 0 .82 ) ( 0 .80 ) ( 0 .26 )
Total dividends and
distrib u tions ...... (0.82) (0.80) (0.26)
Net asset value, end
of period ......... $ 25.31 $ 25.20 $ 25.13
Total return
3
...... 3.72% 3.50% 1.56%
Ratios and
supplemental data: $6,328 $6,301 $5,027
Net assets, end of
period (000 omitted) $ 6,328 $ 6,301 $ 5,027
Ratio of expenses to
average net assets . 0.29% 0.29% 0.29%
Ratio of net investment
income to average
net assets ....... 3.21% 3.19% 3.02%
Portfolio turnover
4
... 38% 43% 9%

11
See accompanying notes, which are an integral part of the financial statements.
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Tax-Free USA Short Term ETF
12
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22, 2023 and is an open-end management investment company registered with the U.S. Securities and
Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Tax-Free USA Short Term ETF (formerly,
Macquarie Tax-Free USA Short Term ETF through November 30, 2025) (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the
Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee)
to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange.
The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

13
distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2026 and for all open tax years (years ended March 31, 2024–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties”
on the “Statement of operations.” During the year ended March 31, 2026, the Fund did not incur any interest or tax penalties.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Tax-Free USA Short Term ETF
14
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.29%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Tax-Free USA Short
Term ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee
1. Significant Accounting Policies (continued)

15
payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2026, Nomura Holding America, Inc. directly owned 76.00% of the Fund's shares outstanding.
3. Investments
For the year ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the year ended
March 31, 2026.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Purchases $ 2,102,258
Sales 2,138,855
Cost of investments $ 6,254,639
Aggregate unrealized appreciation of investments $ 54,144
Aggregate unrealized depreciation of investments (11,935)
Net unrealized appreciation of investments $ 42,209
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Nomura Tax-Free USA Short Term ETF
16
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
During the year ended March 31, 2026 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 6,096,848 $ – $ 6,096,848
Short-Term Investments – 200,000 – 200,000
Total Value of Securities $ – $ 6,296,848 $ – $ 6,296,848
3. Investments (continued)

17
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended
March 31, 2026 and 2025 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2026, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2026, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Year ended
3/31/26
Year ended
3/31/25
Tax-exempt income $ 178,756 $ 175,401
Ordinary income 1,407 —
Total $ 180,163 $ 175,401
Shares of beneficial interest $ 6,295,539
Capital loss carryforwards (11,316)
Undistributed tax-exempt income 1,071
Unrealized appreciation (depreciation) of investments 42,209
Net assets $ 6,327,503
Loss carryforward character
Short-term Long-term Total
$4,170 $7,146 $11,316
3. Investments (continued)

Notes to financial statements
Nomura Tax-Free USA Short Term ETF
18
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statements of changes in net assets."
7. Certain Principal Risks of the Fund
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

19
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Nomura Tax-Free USA Short Term ETF
20
market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the 1933 Act (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act.
Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
21
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Tax-Free USA Short
Term ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Tax-Free USA Short Term ETF (one of the funds constituting Nomura
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for the years ended March 31, 2026 and 2025, and for the period November 28, 2023
(commencement of operations) through March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year ended
March 31, 2026, the changes in its net assets for each of the two years in the period ended March
31, 2026 and the financial highlights for the years ended March 31, 2026 and 2025, and for the period November 28, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
22
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2026, the Fund reports distributions paid during the year as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the
Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura Tax-Free USA
Short Term ETF (formerly, Macquarie Tax-Free USA Short Term ETF) (the "Fund")’s March 31,
2026 financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March
31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended March 31, 2025 and March 31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the
Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a)
(1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended March 31, 2025 and March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified
(A) Ordinary Income Distributions (Tax Basis) 0.78%
(B) Tax-Exempt Distributions (Tax Basis) 99.22%
      Total 100.00%
(A) and (B) are based on a percentage of the Fund's total distributions.

23
transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a)
(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v)
of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
24
impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

25
rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
26
or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

27
efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
28
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

29
assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
30
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

31
The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
32
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

33
and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
34
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

35
profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA Short Term ETF
36
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-STAX-TRST-0526
(5415250)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Focused Large Growth ETF
(Formerly, Macquarie Focused Large Growth ETF)
Financial statements and other information
For the year ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 3
Statement of operations 4
Statements of changes in net assets 5
Financial highlights 6
Notes to financial statements 7
Report of independent registered public accounting firm 17
Other Fund information 18
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Focused Large Growth ETF
1
March 31, 2026
Number of
shares Value (US $)
Common Stocks — 99.59%
^
Communication Services - 5.26%
Alphabet, Inc., Class C 44,226 $ 12,686,670
12,686,670
Consumer Discretionary - 8.83%
Amazon.com, Inc.
†
65,251 13,589,826
Ferrari NV 22,760 7,703,122
21,292,948
Consumer Staples - 1.75%
Coca-Cola Co. (The) 55,333 4,208,075
4,208,075
Financials - 18.92%
Intercontinental Exchange, Inc. 68,880 10,833,446
Mastercard, Inc., Class A 15,742 7,865,648
MSCI, Inc., Class A 11,521 6,209,934
S&P Global, Inc. 21,988 9,352,376
Visa, Inc., Class A 37,540 11,346,090
45,607,494
Healthcare - 7.10%
Danaher Corp. 59,362 11,255,035
Veeva Systems, Inc., Class A
†
33,330 5,854,748
17,109,783
Industrials - 8.23%
Verisk Analytics, Inc., Class A 57,823 10,971,914
Waste Connections, Inc. 54,499 8,852,818
19,824,732
Information Technology - 47.76%
Apple, Inc. 83,053 21,078,021
Intuit, Inc. 13,716 5,930,524
Microsoft Corp. 76,324 28,252,855
Motorola Solutions, Inc. 20,165 8,751,005
NVIDIA Corp. 208,503 36,362,923
Synopsys, Inc.
†
11,896 4,716,526
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 29,619 10,009,741
115,101,595
Real Estate - 1.74%
CoStar Group, Inc.
†
103,869 4,190,075
4,190,075
Total Common Stocks
(cost $266,490,702) 240,021,372

Schedule of investments
Nomura Focused Large Growth ETF
2
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 0.42%
Money Market Mutual Funds - 0.42%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.58%) 1,023,519 $ 1,023,519
Total Short-Term Investments
(cost $1,023,519) 1,023,519
Total Value of Securities — 100.01%
        (cost $267,514,221) 241,044,891
Liabilities Net of Receivables and Other Assets — (0.01%) (20,255)
Net Assets Applicable to 9,400,000 Shares Outstanding — 100.00% $ 241,024,636
^
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

Statement of assets and liabilities
Nomura Focused Large Growth ETF
3
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 241,044,891
Cash 2,332
Dividends receivable 113,779
Total Assets 241,161,002
Liabilities:
Management fees payable to affiliates 105,854
Payable for fund shares redeemed 30,512
Total Liabilities 136,366
Total Net Assets $ 241,024,636
Net Assets Consist of:
Paid-in-capital $ 263,921,779
Total distributable earnings (loss) (22,897,143)
Total Net Assets $ 241,024,636
Shares outstanding (unlimited amount authorized, no par value) 9,400,000
Net asset value per share $ 25.64
*Investments, at cost $ 267,514,221

Statement of operations
Nomura Focused Large Growth ETF
Year ended March 31, 2026
4
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 2,092,044
Foreign tax withheld (52,138)
2,039,906
Expenses:
Management fees 1,364,173
Total operating expenses 1,364,173
Net Investment Income (Loss) 675,733
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (11,781,993)
Investments in-kind 21,410,113
Foreign currencies 437
Net realized gain (loss) 9,628,557
Net change in unrealized appreciation (depreciation) on investments (24,491,226)
Net Realized and Unrealized Gain (Loss) (14,862,669)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (14,186,936)

Statements of changes in net assets
Nomura Focused Large Growth ETF

*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2026
For the period
May 14, 2024
*
to
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 675,733 $ 74,347
Net realized gain (loss) 9,628,557 (145,073)
Net change in unrealized appreciation
(depreciation) (24,491,226) (1,978,104)
Net increase (decrease) in net assets
resulting from operations (14,186,936) (2,048,830)
Dividends and Distributions to Shareholders
from:
Distributable earnings (594,356) (38,199)
(594,356) (38,199)
Capital Share Transactions:
1
Proceeds from shares sold 288,533,861 117,070,319
Cost of shares redeemed (147,711,223) –
Increase in net assets derived from capital
share transactions 140,822,638 117,070,319
Net Increase (Decrease) in Net Assets 126,041,346 114,983,290
Net Assets:
Beginning of year 114,983,290 –
End of year $ 241,024,636 $ 114,983,290
Capital Share Transactions:
Beginning of year 4,400,000 –
Shares sold in-kind 10,350,000 4,400,000
Shares redeemed in-kind (5,350,000) –
Shares outstanding, end of year 9,400,000 4,400,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Focused Large Growth ETF

See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2026
For the period
May 14, 2024
1
to
March 31, 2025
Net asset value, beginning of period ...... $ 26 .13 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
2
................. 0 .06 0 .07
Net realized and unrealized gain (loss) ...... ( 0 .50 ) 1 .10
Total from investment
operations .......................... (0.44) 1.17
Less dividends and distributions from: — —
Net investment income ................. ( 0 .05 ) ( 0 .04 )
Total dividends and
distrib u tions ......................... (0.05) (0.04)
Net asset value, end of period ........... $ 25.64 $ 26.13
Total return
3
......................... (1.72%) 4.65%
Ratios and supplemental data: $241,025 $114,983
Net assets, end of period (000 omitted) ...... $ 241,025 $ 114,983
Ratio of expenses to average net assets
4
.... 0.44% 0.44%
Ratio of net investment income to average net
assets ............................. 0.22% 0.30%
Portfolio turnover
5
...................... 20% 7%
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Focused Large Growth ETF
7
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22, 2023 and is an open-end management investment company registered with the U.S. Securities and
Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Focused Large Growth ETF (formerly,
Macquarie Focused Large Growth ETF through November 30, 2025) (Fund). The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund has adopted a tax year end of October 31 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ending March 31, 2025, but after the tax year ended
October 31, 2024 , will be reflected in the financial statement footnotes for the fiscal year ending
March 31, 2026 .
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as part of its duties as the Fund's valuation designee (Valuation Designee)
to perform the fair value determination relating to all applicable Fund investments.  DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation
Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign
(non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by the Valuation Designee, which may

Notes to financial statements
Nomura Focused Large Growth ETF
8
recommend fair value as determined in good faith pursuant to Rule 2a-5. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of
US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the tax year ended October 31, 2025 and for the open tax year ended October 31, 2024, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the “Statement of operations.” For the tax year ended October 31, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
1. Significant Accounting Policies (continued)

9
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Focused Large Growth ETF
10
disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.44%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Focused Large Growth ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
Prior to the Closing Date, DMC had entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Prior
Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to the Prior Affiliated Sub-Advisor based on the extent to which the Prior Affiliated Sub-Advisor provided services to the Fund. As of the Closing Date, the Prior
Affiliated Sub-Advisor no longer serves as a sub-advisor to the Fund.
1. Significant Accounting Policies (continued)

11
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
3. Investments
For the year ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the year ended March 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own
Purchases $ 62,825,894
Sales 60,103,542
Purchases $ 285,318,709
Sales 146,121,337
Cost of investments $ 267,527,750
Aggregate unrealized appreciation of investments $ 10,325,393
Aggregate unrealized depreciation of investments (36,808,252)
Net unrealized depreciation of investments $ (26,482,859)
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Nomura Focused Large Growth ETF
12
assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 240,021,372 $ – $ – $ 240,021,372
Short-Term Investments 1,023,519 – – 1,023,519
Total Value of Securities $ 241,044,891 $ – $ – $ 241,044,891
3. Investments (continued)

13
During the year ended March 31, 2026 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the tax year ended October 31, 2025 and period ended October 31, 2024 were as follows:
*
Date of commencement of operations.
5. Components of Net Assets on a Tax Basis
At October 31, 2025 (the Fund's most recent tax year end), the components of distributable earnings/(loss) on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. For the tax year ended October 31, 2025, the Fund recorded the following reclassifications:
Tax year ended
10/31/25
5/14/24
*
to 10/31/24
Ordinary income $ 38,199 $ —
Capital loss carryforwards $ (1,641,794)
Undistributed ordinary income 364,162
Unrealized appreciation (depreciation) of investments 32,379,886
Total accumulated earnings $ 31,102,254
Paid-in capital $ 6,028,822
Total distributable earnings (loss) (6,028,822)
3. Investments (continued)

Notes to financial statements
Nomura Focused Large Growth ETF
14
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31,2025 (the Fund's most recent tax year end), the
Fund had capital loss carryforwards available to offset future realized capital gains as follows:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statements of changes in net assets."
Loss carryforward character
Short-term Long-term Total
$1,641,794 $— $1,641,794
5. Components of Net Assets on a Tax Basis (continued)

15
7. Certain Principal Risks of the Fund
Growth Stock Risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies;
effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation. To the extent the Fund focuses its investments in the information technology sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due

Notes to financial statements
Nomura Focused Large Growth ETF
16
to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
17
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Focused Large
Growth ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Focused Large Growth ETF (one of the funds constituting Nomura
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026 and the statement of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period May 14, 2024
(commencement of operations) through March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year ended
March 31, 2026, and the changes in its net assets and the financial highlights for the year ended
March 31, 2026 and for the period May 14, 2024 (commencement of operations) through March
31, 2025 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agents.
We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
18
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the tax year ended October 31, 2025, the Fund reports distributions paid during the year as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the
Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura Focused Large
Growth ETF (formerly, Macquarie Focused Large Growth ETF) (the "Fund")’s March 31, 2026
financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending
March 31, 2027.
PwC’s reports on the financial statements for the period May 14, 2024 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the period May 14, 2024 (commencement of operations) through March 31,
2025 and the fiscal year ended March 31, 2026 and during the subsequent interim period through
May 29, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and
(A) Ordinary Income Distributions (Tax Basis) 100.00%
(B) Qualified Dividends
1
100.00%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

19
(ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the
Securities Exchange Act of 1934, as amended. During the period May 14, 2024 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
20
of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

21
and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
22
such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements, and they therefore
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

23
considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
24
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

25
deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
26
comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

27
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
28
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

29
these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
30
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

31
least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Focused Large Growth ETF
32
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

33
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-LRGG-TRST-0526
(5422238)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Focused Emerging Markets Equity ETF
(Formerly, Macquarie Focused Emerging Markets Equity ETF)
Financial statements and other information
For the year ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 5
Statement of operations 6
Statements of changes in net assets 7
Financial highlights 8
Notes to financial statements 10
Report of independent registered public accounting firm 21
Other Fund information 22
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Focused Emerging Markets Equity ETF
1
March 31, 2026
Number of
shares Value (US $)
Common Stocks — 94 .46%
Δ
Argentina - 0 .52%
Grupo Financiero Galicia SA ADR 31,612 $ 1,476,596
1,476,596
Brazil - 3 .01%
Ambev SA ADR 813,514 2,375,461
Petroleo Brasileiro SA - Petrobras ADR 293,840 6,097,180
8,472,641
China - 10 .26%
Alibaba Group Holding Ltd. ADR 68,903 8,644,570
Baidu, Inc. ADR
†
25,416 2,831,851
Meituan, Class B 144A
#,†
191,476 2,025,575
PDD Holdings, Inc. ADR
†
26,200 2,677,116
Tencent Holdings Ltd. 161,945 9,996,095
Tencent Music Entertainment Group ADR 102,215 948,555
Trip.com Group Ltd. ADR
†
17,161 854,446
ZTO Express Cayman, Inc. ADR 36,942 929,830
28,908,038
Hong Kong - 1 .58%
Hong Kong Exchanges & Clearing Ltd. 89,726 4,446,708
4,446,708
India - 6 .82%
Dr Reddy's Laboratories Ltd. ADR 80,968 1,121,407
HDFC Bank Ltd. ADR 91,874 2,285,825
ICICI Bank Ltd. ADR 88,582 2,294,274
Reliance Industries Ltd. GDR 144A
#
232,452 13,505,461
19,206,967
Indonesia - 1 .91%
Astra International Tbk. PT 5,676,364 2,087,574
Bank Central Asia Tbk. PT 6,274,914 2,381,547
Unilever Indonesia Tbk. PT 8,475,045 907,622
5,376,743
Malaysia - 1 .30%
Public Bank Bhd. 3,160,500 3,653,035
3,653,035
Mexico - 5 .92%
America Movil SAB de CV ADR 144,100 3,671,668
Cemex SAB de CV ADR 205,146 2,346,870
Coca-Cola Femsa SAB de CV ADR 28,179 2,748,861

Schedule of investments
Nomura Focused Emerging Markets Equity ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV
ADR 15,982 $ 1,774,961
Grupo Financiero Banorte SAB de CV, Class O 353,831 3,924,261
Wal-Mart de Mexico SAB de CV 685,018 2,224,407
16,691,028
Peru - 1 .14%
Credicorp Ltd. 9,438 3,201,181
3,201,181
Saudi Arabia - 0 .50%
Saudi Arabian Oil Co. 144A
#
191,549 1,398,615
1,398,615
South Africa - 1 .58%
Naspers Ltd., Class N 87,510 4,457,716
4,457,716
South Korea - 37 .95%
Hyundai Motor Co. 20,307 5,906,551
Samsung C&T Corp. 76,915 12,730,031
Samsung Electronics Co. Ltd. 265,242 28,954,697
Samsung Life Insurance Co. Ltd. 26,342 3,620,273
SK hynix, Inc. 47,264 24,902,587
SK Square Co. Ltd.
†
95,900 29,208,599
SK Telecom Co. Ltd. 32,094 1,600,876
106,923,614
Taiwan - 19 .41%
Delta Electronics, Inc. 69,991 3,021,194
FIT Hon Teng Ltd. 144A
#,†
2,064,824 1,798,545
Hon Hai Precision Industry Co. Ltd. 788,028 4,621,684
MediaTek, Inc. 130,113 6,064,072
Taiwan Semiconductor Manufacturing Co. Ltd. 711,889 39,190,636
54,696,131
Thailand - 0 .84%
Bangkok Bank PCL 262,100 1,323,215
PTT PCL 995,600 1,049,033
2,372,248
Turkiye - 0 .82%
Akbank TAS 1,548,818 2,300,199
2,300,199

3
Number of
shares Value (US $)
Common Stocks (continued)
United States of America - 0 .90%
BeOne Medicines Ltd. ADR
†
8,515 $ 2,528,700
2,528,700
Total Common Stocks
(cost $261,007,396) 266,110,160
Preferred Stocks — 4 .94%
Δ
Brazil - 2 .16%
Banco Bradesco SA 686,583 2,506,028
Itau Unibanco Holding SA 425,004 3,561,533
6,067,561
South Korea - 2 .78%
LG Chem Ltd. 15,515 1,484,999
Samsung Electronics Co. Ltd. 85,321 6,350,403
7,835,402
Total Preferred Stocks
(cost $14,822,283) 13,902,963
Short-Term Investments — 5 .10%
Money Market Mutual Funds - 5 .10%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.58%) 14,379,612 14,379,612
Total Short-Term Investments
(cost $14,379,612) 14,379,612
Total Value of Securities — 104.50%
      (cost $290,209,291) 294,392,735
Liabilities Net of Receivables and Other Assets — (4.50)% (12,663,809)
Net Assets Applicable to 6,550,000 Shares Outstanding — 100.00% $ 281,728,926
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2026, the aggregate value of Rule 144A securities was $18,728,196, which represents 6.65% of the Fund's net assets. See Note 7 in “Notes to financial statements."

Schedule of investments
Nomura Focused Emerging Markets Equity ETF
4
See accompanying notes, which are an integral part of the financial statements.
Summary of abbreviations :
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Statement of assets and liabilities
Nomura Focused Emerging Markets Equity ETF
5
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 294,392,735
Foreign currency, at value** 23,274
Receivable for securities sold 2,651,269
Dividends receivable 617,293
Total Assets 297,684,571
Liabilities:
Payable for fund shares redeemed 15,727,240
Management fees payable to affiliates 228,400
Due to custodian 5
Total Liabilities 15,955,645
Total Net Assets $ 281,728,926
Net Assets Consist of:
Paid-in-capital $ 271,643,837
Total distributable earnings (loss) 10,085,089
Total Net Assets $ 281,728,926
Shares outstanding (unlimited amount authorized, no par value) 6,550,000
Net asset value per share $ 43.01
*Investments, at cost $ 290,209,291
**Foreign currency, at cost 23,308

Statement of operations
Nomura Focused Emerging Markets Equity ETF
Year ended March 31, 2026
6
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 1,887,248
Foreign tax withheld (222,238)
1,665,010
Expenses:
Management fees 844,727
Total operating expenses 844,727
Net Investment Income (Loss) 820,283
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments
*
11,441,948
Investments in-kind 3,073,186
Foreign currencies 43,966
Net realized gain (loss) 14,559,100
Net change in unrealized appreciation (depreciation) on:
Investments
**
4,225,845
Foreign currencies (16,633)
Net change in unrealized appreciation (depreciation) 4,209,212
Net Realized and Unrealized Gain (Loss) 18,768,312
Net Increase (Decrease) in Net Assets Resulting from Operations $ 19,588,595
*
Includes $(39,945) capital gains taxes paid.
**
Includes net change of $8,921 capital gains taxes accrued.

Statements of changes in net assets
Nomura Focused Emerging Markets Equity ETF

*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2026
For the period
September 4, 2024
*
to
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 820,283 $ 73,328
Net realized gain (loss) 14,559,100 (11,021)
Net change in unrealized appreciation
(depreciation) 4,209,212 (43,263)
Net increase (decrease) in net assets
resulting from operations 19,588,595 19,044
Dividends and Distributions to Shareholders
from:
Distributable earnings (3,936,684) (81,867)
(3,936,684) (81,867)
Capital Share Transactions:
1
Proceeds from shares sold 318,995,224 16,595,766
Cost of shares redeemed (69,451,152) –
Increase in net assets derived from capital
share transactions 249,544,072 16,595,766
Net Increase (Decrease) in Net Assets 265,195,983 16,532,943
Net Assets:
Beginning of year 16,532,943 –
End of year $ 281,728,926 $ 16,532,943
Capital Share Transactions:
Beginning of year 650,000 –
Shares sold in-kind 7,400,000 650,000
Shares redeemed in-kind (1,500,000) –
Shares outstanding, end of year 6,550,000 650,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Focused Emerging Markets Equity ETF

Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2026
For the period
September 4, 2024
1
to
March 31, 2025
Net asset value, beginning of period ...... $ 25 .44 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
2
................. 0 .34 0 .19
Net realized and unrealized gain ........... 18 .34 0 .45
Total from investment
operations .......................... 18.68 0.64
Less dividends and distributions from: — —
Net investment income ................. ( 1 .11 ) ( 0 .20 )
Net realized gain ....................... — ( 0 .00 )
3
Total dividends and
distrib u tions ......................... (1.11) (0.20)
Net asset value, end of period ........... $ 43.01 $ 25.44
Total return
4
......................... 73.87% 2.60%
Ratios and supplemental data: $281,729 $16,533
Net assets, end of period (000 omitted) ...... $ 281,729 $ 16,533
Ratio of expenses to average net assets
5
.... 0.85% 0.85%
Ratio of net investment income to average net
assets ............................. 0.82% 1.30%
Portfolio turnover
6
...................... 36% 12%
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Amount is less than $0.005.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.
6
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Focused Emerging Markets Equity ETF

March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22,
2023 and is an open-end management investment company registered with the U.S. Securities and Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Focused Emerging Markets Equity
ETF (formerly, Macquarie Focused Emerging Markets Equity ETF through November 30, 2025)
(Fund). The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as part of its duties as the Fund's valuation designee (Valuation Designee)
to perform the fair value determination relating to all applicable Fund investments.  DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation
Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign
(non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by the Valuation Designee, which may recommend fair value as determined in good faith pursuant to Rule 2a-5. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of

US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2026 and for the open tax year ended March 31, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended March 31, 2026, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Focused Emerging Markets Equity ETF

the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes
1. Significant Accounting Policies (continued)

paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.85%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Focused Emerging Markets Equity ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
Prior to the Closing Date, DMC had entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Prior
Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to the Prior Affiliated Sub-Advisor based on the extent to which the Prior Affiliated Sub-Advisor provided services to the Fund. As of the Closing Date, the Prior
Affiliated Sub-Advisor no longer serves as a sub-advisor to the Fund.
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Focused Emerging Markets Equity ETF

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
3. Investments
For the year ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the year ended March 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or
Purchases $ 201,879,475
Sales 37,458,905
Purchases $ 106,195,353
Sales 25,555,136
Cost of investments $ 297,878,182
Aggregate unrealized appreciation of investments $ 20,445,145
Aggregate unrealized depreciation of investments (23,930,592)
Net unrealized appreciation of investments $ (3,485,447)
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 266,110,160 $ – $ – $ 266,110,160
Preferred Stocks 13,902,963 – – 13,902,963
Short-Term Investments 14,379,612 – – 14,379,612
Total Value of Securities $ 294,392,735 $ – $ – $ 294,392,735
3. Investments (continued)

Notes to financial statements
Nomura Focused Emerging Markets Equity ETF

During the year ended March 31, 2026 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the year in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended March 31, 2026 and period ended March 31, 2025 were as follows:
*
Date of commencement of operations.
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.
Year ended
3/31/26
9/4/24
*
to 3/31/25
Ordinary income $ 3,936,684 $ 81,867
Shares of beneficial interest $ 271,643,837
Undistributed ordinary income 9,189,822
Undistributed capital gains 4,398,209
Unrealized appreciation (depreciation) of investments and foreign currencies (3,502,942)
Net assets $ 281,728,926
3. Investments (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. For the year ended March 31, 2026, the
Fund recorded the following reclassifications:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statements of changes in net assets."
Paid-in capital $ 5,503,999
Total distributable earnings (loss) (5,503,999)
5. Components of Net Assets on a Tax Basis (continued)

Notes to financial statements
Nomura Focused Emerging Markets Equity ETF

7. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Information technology sector risk — The risk that the value of a fund's shares will be affected by factors particular to the information technology and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
Growth stock risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Nasdaq may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Nomura Focused Emerging Markets Equity ETF
20
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
21
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Focused Emerging
Markets Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Focused Emerging Markets Equity ETF (one of the Funds constituting
Nomura ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026 and the statement of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period
September 4, 2024 (commencement of operations) through March 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March
31, 2026, the results of its operations for the year ended March 31, 2026, and the changes in its net assets and the financial highlights for the year ended March 31, 2026 and for the period
September 4, 2024 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agents.
We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
22
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2026, the Fund reports distributions paid during the year as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $172,061. The gross foreign source income earned during the fiscal year ended March 31, 2026 by the Fund was
$1,784,872.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura
Focused Emerging Markets Equity ETF (formerly, Macquarie Focused Emerging Markets Equity
ETF) (the "Fund")’s March 31, 2026 financial statements, and approved the appointment of Ernst
& Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s reports on the financial statements for the period September 4, 2024 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(A) is based on a percentage of the Fund's total distributions.
*
For the fiscal year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%.The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 30.94%. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV, as applicable.

23
In addition, during the period September 4, 2024 (commencement of operations) through
March 31, 2025 and the fiscal year ended March 31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the period September 4, 2024
(commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
24
their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

25
and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
26
such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements, and they therefore
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

27
considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
28
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

29
deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
30
comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

31
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
32
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

33
these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
34
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

35
least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Focused Emerging Markets Equity ETF
36
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

37
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-EMEQ-TRST-0526
(5428746)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura National High-Yield Municipal Bond ETF
(Formerly, Macquarie National High-Yield Municipal Bond ETF)
Financial statements and other information
For the year ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 18
Statement of operations 19
Statements of changes in net assets 20
Financial highlights 21
Notes to financial statements 22
Report of independent registered public accounting firm 31
Other Fund information 32
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
1
March 31, 2026
Principal
amount
°
Value (US $)
Municipal Bonds   — 94.66%
Education Revenue Bonds - 20.83%
Academy of Warren
Series 2020A 144A 5.50% 5/1/50
#
250,000 $ 225,936
Arizona Industrial Development Authority
(Odyssey Preparatory Academy, Inc.
(The))
Series 2017A 144A 5.50% 7/1/52
#
50,000 46,369
(Pinecrest Academy of Nevada)
Series 2018A 144A 5.75% 7/15/48
#
250,000 249,985
Build NYC Resource Corp.
(Bold Charter School)
Series 2025 144A 6.00% 7/1/60
#
250,000 250,085
(REN 4520 83rd Street LLC)
Series 2025A 5.75% 6/15/60 150,000 147,533
(Zeta Charter Schools, Inc. Obligated
Group)
Series 2025A 144A 5.38% 10/15/61
#
300,000 276,626
Series 2026A 144A 5.75% 6/1/66
#
250,000 237,228
California Educational Facilities Authority
(Leland Stanford Junior University (The))
Series V-1 5.00% 5/1/49 220,000 244,033
California Municipal Finance Authority
(Palmdale Aerospace Academy, Inc.
(The))
Series 2018A 144A 5.00% 7/1/38
#
300,000 300,956
California School Finance Authority
(Envision Education Obligated Group)
Series 2024A 144A 5.00% 6/1/44
#
250,000 239,915
(Integrity Charter School)
Series 2024 144A 5.60% 7/1/64 (ST AID
WITHHLDG)
#
300,000 276,555
(New Designs Charter School)
Series 2024A 144A 5.00% 6/1/64
#
250,000 225,322
(Rex & Margaret Fortune School of
Education)
Series 2024A 144A 5.00% 6/1/54
#
250,000 219,916
(STEM Preparatory Schools - Obligated
Group)
Series 2023A 144A 5.13% 6/1/53
#
175,000 164,098

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
2
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Projects Finance Authority
(PRG - UnionWest Properties LLC)
Series 2024A-1 144A 5.00% 6/1/58
#
200,000 $ 175,439
Capital Trust Agency, Inc.
(Liza Jackson Preparatory School, Inc.)
Series 2020A 5.00% 8/1/55 100,000 90,617
Capital Trust Authority
(Academir Charter Schools, Inc.)
Series 2025A 144A 6.63% 7/1/65
#
100,000 100,451
(Madrone Florida Tech Student Housing
I LLC)
Series 2025A 144A 5.38% 7/1/65
#
100,000 94,155
(Mason Classical Academy, Inc.)
Series 2024A 144A 5.00% 6/1/64
#
400,000 354,839
City of Bethel
(Spectrum High School)
Series 2024 5.00% 7/1/59 375,000 341,652
City of Burbank
(Intercultural Montessori Foreign
Language Immersion School)
Series 2026 144A 6.25% 2/1/51
#
105,000 105,562
Series 2026 144A 6.25% 2/1/56
#
135,000 134,819
City of Otsego
(Kaleidoscope Charter School)
Series 2014A 5.00% 9/1/44 250,000 221,880
City of Woodbury
(Math & Science Academy)
Series 2025 144A 5.50% 6/1/63
#
100,000 91,192
Clifton Higher Education Finance Corp.
(Valor Texas Education Foundation)
Series 2024A 144A 6.00% 6/15/54
#
125,000 115,005
Colorado State University Research
Foundation
(System)
Series 2025A 144A 5.50% 3/1/65
#
300,000 291,953
County of Palm Beach
(Palm Beach Atlantic University, Inc.)
Series 2025A 144A 5.50% 10/1/45
#
300,000 308,147

3
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware State Economic Development
Authority
(Academia Antonia Alonso, Inc.)
Series 2025A 144A 6.00% 7/1/55
#
200,000 $ 201,079
Florida Development Finance Corp.
(Mater Academy, Inc.)
Series 2022A 4.00% 6/15/52 250,000 198,278
Florida Higher Educational Facilities Financing
Authority
(Keiser University Obligated Group)
Series 2025 144A 6.25% 7/1/55
#
200,000 200,879
Florida Local Government Finance Commission
(Cornerstone Charter Academy, Inc.
Obligated Group)
Series 2026 5.88% 10/1/61 250,000 241,126
Health & Educational Facilities Authority of the
State of Missouri
(Bsds, Inc.)
Series 2026 144A 6.25% 6/1/46
#
250,000 245,345
Indiana Finance Authority
(CHF - Tippecanoe LLC)
Series 2023A 5.00% 6/1/53 350,000 331,949
Series 2025 5.75% 7/1/60 150,000 143,070
Industrial Development Authority of the City of
Phoenix Arizona (The)
(BASIS Schools, Inc. Obligated Group)
Series 2015A 144A 5.00% 7/1/45
#
250,000 238,355
(Downtown Phoenix Student Housing II
LLC)
Series 2019A 5.00% 7/1/59 330,000 301,579
Iowa Higher Education Loan Authority
Series 2025 6.00% 10/1/55 200,000 206,001
Louisiana Public Facilities Authority
(Acadiana Renaissance Charter Academy)
Series 2025 144A 6.00% 6/15/59
#
100,000 100,109
(Lafayette Renaissance Charter Academy)
Series 2025 144A 6.50% 6/15/59
#
100,000 101,374

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
4
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2021A 144A 4.00% 7/1/61
#
190,000 $ 138,185
(Choice Academies, Inc.)
Series 2022 144A 5.75% 9/1/45
#
195,000 188,405
(Reid Traditional Schools Obligated
Group)
Series 2016 5.00% 7/1/47 170,000 154,897
Massachusetts Development Finance Agency
(President and Fellows of Harvard
College)
Series 2026A 5.00% 2/15/34 150,000 171,559
(Trustees of Boston College)
Series 2021V 5.00% 7/1/55 160,000 167,090
Miami-Dade County Industrial Development
Authority
(AcadeMir Charter School Middle &
Preparatory Academy Obligated Group)
Series 2022A 144A 5.50% 7/1/61
#
250,000 224,988
Monroe County Industrial Development Corp.
(True North Rochester Prep Charter
School)
Series 2020A 144A 5.00% 6/1/59
#
175,000 163,441
Newark Higher Education Finance Corp.
(Village Tech Schools)
Series 2017A 5.13% 8/15/47 200,000 181,866
Philadelphia Authority for Industrial
Development
(St. Joseph's University)
Series 2017 5.00% 11/1/47 110,000 106,745
Series 2017 5.00% 11/1/47 (Pre-refunded
5/1/27)
§
115,000 117,884
Public Finance Authority
(Liberty Classical Schools Educational
Services, Inc.)
Series 2025A 144A 7.00% 6/15/65
#
100,000 100,034

5
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority (continued)
(North East Carolina Preparatory School,
Inc.)
Series 2024 5.00% 6/15/44 175,000 $ 172,122
(Shining Rock Classical Academy, Inc.)
Series 2022A 6.00% 6/15/52 100,000 87,261
(Triad Math & Science Academy Co.)
Series 2022 5.50% 6/15/62 160,000 149,081
Class A Series 2023-1 5.75% 7/1/62 772,829 794,070
Sierra Vista Industrial Development Authority
(American Leadership Academy, Inc.)
Series 2023 144A 5.75% 6/15/58
#
250,000 235,984
Washington State Housing Finance
Commission
(Provident Group - SH II Properties LLC)
Series 2025A 144A 5.25% 7/1/64 (BAM)
#
100,000 99,481
Series 2025A 144A 5.75% 7/1/60
#
150,000 151,579
11,444,084
Electric Revenue Bonds - 1.86%
Puerto Rico Electric Power Authority
Series WW 5.00% 7/1/28 325,000 216,125
Series XX 5.25% 7/1/40 425,000 282,625
Salt River Project Agricultural Improvement &
Power District
Series 2023B 5.25% 1/1/53 500,000 523,389
1,022,139
Healthcare Revenue Bonds - 19.92%
Arizona Industrial Development Authority
(Great Lakes Senior Living Communities
LLC)
Series 2025A-2 5.13% 1/1/59 325,000 300,655
(ISF Ativo Portfolio Obligated Group)
Series 2025A 144A 6.88% 3/1/55
#
100,000 102,856
Berks County Industrial Development Authority
(Highlands at Wyomissing Obligated
Group)
Series 2017C 5.00% 5/15/47 150,000 146,612

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
6
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bexar County Health Facilities Development
Corp.
(Army Retirement Residence Obligated
Group)
Series 2018 5.00% 7/15/37 100,000 $ 100,363
Build NYC Resource Corp.
(RiverSpring Health Senior Living, Inc.
Obligated Group)
Series 2026A 144A 7.00% 12/15/65
#
150,000 149,554
California Public Finance Authority
(P3 Irvine SL Holdings LLC Obligated
Group)
Series 2024A 144A 6.38% 6/1/59
#
200,000 182,012
Series 2024A 144A 6.50% 6/1/54
#
125,000 116,780
California Statewide Communities
Development Authority
(Loma Linda University Medical Center
Obligated Group)
Series 2016A 144A 5.00% 12/1/41
#
150,000 150,133
Series 2016A 144A 5.00% 12/1/46
#
400,000 400,021
Capital Projects Finance Authority
(Trilogy Community Development
Foundation, Inc. Obligated Group)
Series 2025A 144A 7.13% 1/1/65
#
100,000 102,600
Capital Trust Authority
(AIDS Healthcare Foundation Obligated
Group)
Series 2026A 5.25% 12/1/55 300,000 296,108
City of Apple Valley
(PHS Apple Valley Senior Housing, Inc.)
Series 2018 5.00% 9/1/43 300,000 298,571
City of Kalispell
(Immanuel Living at Buffalo Hill
Obligated Group)
Series 2017A 5.25% 5/15/52 400,000 354,785
Series 2025A 6.00% 5/15/60 200,000 201,222
Clackamas County Hospital Facility Authority
(Rose Villa, Inc. Obligated Group)
Series 2020A 5.38% 11/15/55 100,000 97,654

7
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2018A 4.00% 11/15/48 165,000 $ 145,307
Series 2021A 3.00% 11/15/51 500,000 358,793
County of Cuyahoga
(MetroHealth System (The))
Series 2017 5.00% 2/15/52 100,000 90,593
Series 2017 5.25% 2/15/47 245,000 237,511
Duluth Economic Development Authority
(Benedictine Health System Obligated
Group)
Series 2021A 4.00% 7/1/41 150,000 129,363
Florida Development Finance Corp.
(Florida Health Sciences Center, Inc.
Obligated Group)
Series 2026A 5.25% 8/1/51 450,000 466,308
Grand Rapids Economic Development Corp.
(Michigan Christian Home Obligated
Group)
Series 2025A 6.00% 11/1/50 150,000 147,965
Health & Educational Facilities Authority of the
State of Missouri
(Mercy Health)
Series 2020 4.00% 6/1/53 250,000 215,901
Illinois Finance Authority
(Admiral at the Lake Obligated Group)
Series 2017 5.25% 5/15/42 200,000 183,697
(Memorial Health System)
Series 2026 5.50% 4/1/56 400,000 415,869
Industrial Development Authority of the City of
Phoenix Arizona (The)
(Christian Care Surprise, Inc.)
Series 2025A 5.25% 12/1/60 250,000 228,803
Kalamazoo Economic Development Corp.
(Friendship Village of Kalamazoo
Obligated Group)
Series 2026A 144A 6.25% 8/15/61
#
240,000 240,482
King County Public Hospital District No. 4
Series 2025A 7.00% 12/1/60 150,000 150,489

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
8
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lakes Area Economic Development Authority
(Knute Nelson)
Series 2026A 5.88% 11/1/62 250,000 $ 243,526
Louisiana Public Facilities Authority
(Ochsner Clinic Foundation Obligated
Group)
Series 2020A 3.00% 5/15/47 250,000 180,621
Maricopa County Industrial Development
Authority
(HonorHealth Obligated Group)
Series 2021A 3.00% 9/1/51 310,000 208,998
Massachusetts Development Finance Agency
(Care Communities LLC Obligated Group)
Series 2025A-1 144A 6.50% 7/15/60
#
200,000 194,594
Minnesota Agricultural & Economic
Development Board
(HealthPartners Obligated Group)
Series 2024 5.25% 1/1/54 500,000 510,707
Montgomery County Industrial Development
Authority
(Foulkeways at Gwynedd Obligated
Group)
Series 2016 5.00% 12/1/46 150,000 143,461
New Hope Cultural Education Facilities
Finance Corp.
(Bella Vida Forefront Living Obligated
Group)
Series 2025A 6.50% 10/1/60 125,000 127,292
(Legacy at Midtown Park, Inc. Obligated
Group)
Series 2025 7.13% 7/1/56 200,000 204,914
(Sanctuary LTC LLC)
Series 2021A-1 5.50% 1/1/57 250,000 226,659
(SLF CHP LLC)
Series 2025A 144A 6.25% 7/1/45
#
100,000 100,119
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.25% 8/15/48 100,000 97,426
Series 2018B 5.50% 8/15/52 400,000 394,540

9
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon Health & Science University
Series 2021A 3.00% 7/1/51 255,000 $ 177,592
Oregon State Facilities Authority
(ISF Magnolia Gardens LLC Obligated
Group)
Series 2025A-1 144A 7.25% 3/1/60
#
200,000 213,748
Pennsylvania Higher Educational Facilities
Authority
(Thomas Jefferson University Obligated
Group)
Series 2024B-1 5.25% 11/1/38 100,000 108,532
(University of Pennsylvania Health System
Obligated Group (The))
Series 2025 5.50% 8/15/55 350,000 371,863
Seminole County Industrial Development
Authority
(CCRC Development Corp. Obligated
Group)
Series 2019A 5.25% 11/15/39 100,000 98,420
Series 2019A 5.50% 11/15/49 150,000 138,619
Stamford Housing Authority
(TJH Senior Living LLC Obligated Group)
Series 2025A 6.25% 10/1/60 100,000 98,728
State of Ohio
(Cleveland Clinic Health System
Obligated Group)
Series 2024A 5.00% 1/1/35 250,000 280,461
Washington State Housing Finance
Commission
(Josephine Caring Community Obligated
Group)
Series 2025A 144A 6.38% 7/1/60
#
125,000 124,187
West Virginia Hospital Finance Authority
(West Virginia United Health System
Obligated Group)
Series 2025A 5.50% 6/1/50 150,000 156,877

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
10
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County Local Development Corp.
(Purchase Senior Learning Community
Obligated Group)
Series 2021A 144A 5.00% 7/1/46
#
300,000 $ 284,099
Wisconsin Health & Educational Facilities
Authority
(Benevolent Corp. Cedar Community)
Series 2026 5.50% 6/1/61 250,000 247,626
10,944,616
Housing Revenue Bonds - 0.36%
Pennsylvania Housing Finance Agency
Series 2025-149A 5.20% 4/1/53 200,000 201,702
201,702
Industrial Development Revenue Bonds - 15.30%
Arkansas Development Finance Authority
(United States Steel Corp.)
Series 2022 5.45% 9/1/52 250,000 252,046
Series 2023 5.70% 5/1/53 300,000 305,760
Black Belt Energy Gas District
Series 2025G 5.00% 10/1/35 750,000 781,845
Buckeye Tobacco Settlement Financing
Authority
Class 2 Series 2020B-2 5.00% 6/1/55 750,000 605,625
Class 2 Series 2020B-3 8.75% 6/1/57
^
1,500,000 109,708
California Community Choice Financing
Authority
(California Community Choice Financing
Authority)
Series 2021B-1 4.00% 2/1/52
•
350,000 349,500
California Infrastructure & Economic
Development Bank
(Desertxpress Enterprises LLC)
Series 2025B 144A 12.00% 1/1/65
#,•
220,000 116,600
City of Houston
(United Airlines, Inc.)
Series 2021B-1 4.00% 7/15/41 350,000 318,758
City of Valparaiso
(Pratt Paper LLC)
Series 2024 144A 4.88% 1/1/44
#
500,000 502,999
Series 2024 144A 5.00% 1/1/54
#
425,000 404,577

11
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Colorado Educational & Cultural Facilities
Authority
(Stanley Partnership for Art Culture &
Education LLC)
Series 2025A-1 144A 6.88% 2/1/59
#
250,000 $ 261,296
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/53 (AG) 500,000 485,695
Series 2024 5.50% 7/1/53 60,000 44,700
George L Smith II Congress Center Authority
Series 2021A 4.00% 1/1/54 455,000 375,052
Golden State Tobacco Securitization Corp.
Series 2021B-2 5.89% 6/1/66
^
3,000,000 300,647
Greater Orlando Aviation Authority
(United Airlines, Inc.)
Series 2025 5.25% 11/1/34 250,000 261,026
Series 2025 5.50% 11/1/37 300,000 312,772
Industrial Development Board of The City of
Kingsport Tennessee (The)
(Domtar Paper Co. LLC)
Series 2024 144A 5.25% 12/1/54
#,•
250,000 237,992
Maricopa County Industrial Development
Authority
(Commercial Metals Co.)
Series 2022 144A 4.00% 10/15/47
#
500,000 429,957
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)
Series 2024A 5.00% 6/1/54 300,000 286,045
Series 2024B 4.75% 12/1/54 440,000 404,502
Public Finance Authority
(CFC-SA LLC)
Series 2022A 5.00% 2/1/62 500,000 472,091
Puerto Rico Industrial Development Co.
Series 2023 7.00% 1/1/54
•
350,000 335,564
Savannah Georgia Convention Center
Authority
Series 2025B 144A 6.25% 6/1/61
#
250,000 247,471
Tobacco Settlement Financing Corp.
Series 2007B-1 5.00% 6/1/47 250,000 205,907
8,408,135

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
12
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Leasing Revenue Bonds - 2.14%
Denver Health & Hospital Authority
Series 2018 5.00% 12/1/48 375,000 $ 367,992
Metropolitan Pier & Exposition Authority
(McCormick Place Expansion Project)
Series 2020A 4.00% 6/15/50 400,000 357,397
(State of Illinois McCormick Place
Expansion Project Fund)
Series 2017B 5.15% 12/15/54 (BAM)
^
1,000,000 236,472
Series 2017B 5.18% 12/15/56 (AG)
^
1,000,000 212,308
1,174,169
Local General Obligation Revenue Bonds - 3.95%
Chicago Board of Education
Series 2012A 5.00% 12/1/42 470,000 444,535
Series 2017H 5.00% 12/1/46 400,000 365,741
Series 2025A 6.25% 12/1/50 150,000 157,193
Series 2025C 5.50% 12/1/45 500,000 499,190
City of Chicago
Series 2019A 5.50% 1/1/49 240,000 235,949
Series 2025A 6.00% 1/1/50 150,000 154,990
City of New York
Series 2021F-1 3.00% 3/1/51 335,000 237,811
Humble Independent School District
Series 2020 3.00% 2/15/49 (PSF
Guaranty) 100,000 73,716
2,169,125
Special Tax Revenue Bonds - 14.83%
Aerotropolis Regional Transportation Authority
Series 2024 144A 5.50% 12/1/44
#
500,000 509,240
Allentown Neighborhood Improvement Zone
Development Authority
Series 2018 144A 5.38% 5/1/42
#
300,000 302,162
Atlanta Development Authority (The)
(Westside Tax Allocation District Gulch
Area)
Series 2024A-2 144A 5.50% 4/1/39
#
300,000 306,397
Black Desert Public Infrastructure District
(Black Desert Assessment Area No. 1)
Series 2024 144A 5.63% 12/1/53
#
150,000 150,165
City of Houston
(Hotel Occupancy Tax & Special)

13
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Houston (continued)
Series 2026C 5.20% 9/1/49 (AG)
^
135,000 $ 41,137
Series 2026C 5.50% 9/1/58 525,000 553,360
Commonwealth of Puerto Rico
2.39% 11/1/43
^
1,014,429 680,935
Creekwalk Marketplace Business Improvement
District
Series 2024A 6.00% 12/1/54 100,000 98,981
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 988,801 969,977
High Star Ranch Infrastructure Financing
District
(Assessment Area)
Series 2026 144A 6.25% 12/1/55
#
250,000 250,029
New York City Transitional Finance Authority
Series 2026B 5.00% 5/1/51 250,000 257,072
Public Finance Authority
(Southeast Overtown Park West
Community Redevelopment Agency)
Series 2024A 144A 5.00% 6/1/41
#
250,000 250,349
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 730,000 680,771
Series A-1 5.00% 7/1/58 1,050,000 999,731
Series A-1 5.29% 7/1/46
^
1,250,000 440,196
Series A-1 5.54% 7/1/51
^
1,250,000 320,404
Triborough Bridge & Tunnel Authority
(Metropolitan Transportation Authority
Payroll)
Series 2021C-3 3.00% 5/15/51 325,000 238,577
Village Community Development District No. 15
(Phase I Special Assessment)
Series 2023 144A 5.25% 5/1/54
#
195,000 191,124
(Special Assessment)
Series 2024 144A 4.80% 5/1/55
#
500,000 465,929
Virgin Islands Hotel Development Financing
Corp.
Series 2025A-1 6.00% 12/1/55 200,000 194,618

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
14
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County-Kansas City Unified
Government
(Northwest Speedway Star Bond District)
Series 2026 144A 5.50% 3/1/46
#
250,000 $ 245,892
8,147,046
State General Obligation Revenue Bonds - 2.21%
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 916,000 787,118
State of Illinois
Series 2023C 5.00% 12/1/44 165,000 168,628
Series 2024C 4.00% 10/1/48 300,000 257,967
1,213,713
Transportation Revenue Bonds - 11.86%
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A 5.00% 12/31/43 500,000 505,236
Chicago O'Hare International Airport
Series 2026A 5.25% 1/1/61 500,000 515,808
City of Los Angeles
(Department of Airports)
Series 2021D 4.00% 5/15/51 100,000 87,588
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/47 (AMT) 200,000 149,000
Louisiana Public Facilities Authority
(Calcasieu Bridge Partners LLC)
Series 2024 5.00% 9/1/66 750,000 707,742
New York Transportation Development Corp.
(JFK Millennium Partners LLC)
Series 2024B 2.18% 12/31/54 (AG)
^
475,000 307,932
(JFK NTO LLC)
Series 2023 5.38% 6/30/60 250,000 248,186
Series 2023 6.00% 6/30/54 250,000 259,096
Series 2024 5.50% 6/30/60 500,000 501,101
Public Finance Authority
(SR 400 Peach Partners LLC)
Series 2025 5.75% 12/31/65 645,000 658,790
Series 2025 6.50% 12/31/65 500,000 545,991
San Diego County Regional Airport Authority
Series 2025B 5.50% 7/1/55 500,000 527,820

15
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2019 5.00% 6/30/58 500,000 $ 485,068
Tulsa Municipal Airport Trust Trustees
(American Airlines, Inc.)
Series 2025 6.25% 12/1/40 240,000 263,102
Virginia Small Business Financing Authority
(95 Express Lanes LLC)
Series 2022 4.00% 1/1/42 245,000 227,452
Washington Metropolitan Area Transit Authority
Series 2025A 5.25% 7/15/50 500,000 525,187
6,515,099
Water & Sewer Revenue Bonds - 1.40%
California Pollution Control Financing Authority
(Channelside Water Resources LP)
Series 2019 144A 5.00% 11/21/45
#
500,000 507,005
Guam Government Waterworks Authority
(Water & Wastewater System)
Series 2024A 5.00% 1/1/46 125,000 127,349
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2022AA-1 3.50% 6/15/48 160,000 134,222
768,576
Total Municipal Bonds
(cost $52,170,121) 52,008,404
Number of
shares
Common Stocks — 0.01%
Financial Services - 0.01%
California Municipal Finance Authority
†∞
1,800 3,150
Total Common Stocks
(cost $–) 3,150

Schedule of investments
Nomura National High-Yield Municipal Bond ETF
16
Principal
amount Value (US $)
Short-Term Investments — 4.40%
Variable Rate Demand Notes   — 4.40%
Maryland Health & Higher Educational Facilities
Authority
(University of Maryland Medical System
Obligated Group)
Series 2008D 2.70% 7/1/41
(LOC - TD Bank NA)
¤
700,000 $ 700,000
Oregon State Facilities Authority
(PeaceHealth Obligated Group)
Series 2018B 2.65% 8/1/34
(LOC - TD Bank NA)
¤
715,000 715,000
Virginia Commonwealth University Health System
Authority
Series 2024B 2.70% 7/1/37
(LOC - TD Bank NA)
¤
1,000,000 1,000,000
2,415,000
Total Short-Term Investments
      (cost $2,415,000) 2,415,000
Total Value of Securities — 99.07%
        (cost $54,585,121) 54,426,554
Receivables and Other Assets Net of Liabilities — 0.93% 513,520
Net Assets Applicable to 2,275,000 Shares Outstanding — 100.00% $ 54,940,074
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2026, the aggregate value of Rule 144A securities was $14,614,160, which represents 26.60% of the Fund's net assets. See Note 7 in “Notes to financial statements."
§
Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.

17
See accompanying notes, which are an integral part of the financial statements.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March
31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†
Non-income producing security.
∞
Fair value security
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2026. The maturity date shown is the final maturity. The security has a demand feature that allows the holder to tender the security at par on no more than 7 days' notice. For purposes of maturity classification and weighted average maturity calculations, the demand date is used.
Summary of abbreviations :
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Statement of assets and liabilities
Nomura National High-Yield Municipal Bond ETF
18
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 54,426,554
Cash 440,548
Receivable for securities sold 42,409
Receivable for fund shares sold 604,619
Interest receivable 711,231
Total Assets 56,225,361
Liabilities:
Payable for securities purchased 1,052,179
Distribution payable to shareholders 210,398
Management fees payable to affiliates 22,710
Total Liabilities 1,285,287
Total Net Assets $ 54,940,074
Net Assets Consist of:
Paid-in-capital $ 55,318,688
Total distributable earnings (loss) (378,614)
Total Net Assets $ 54,940,074
Shares outstanding (unlimited amount authorized, no par value) 2,275,000
Net asset value per share $ 24.15
*Investments, at cost $ 54,585,121

Statement of operations
Nomura National High-Yield Municipal Bond ETF
Year ended March 31, 2026
19
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 1,477,895
1,477,895
Expenses:
Management fees 134,267
Total operating expenses 134,267
Net Investment Income (Loss) 1,343,628
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (239,754)
Net change in unrealized appreciation (depreciation) on investments (62,677)
Net Realized and Unrealized Gain (Loss) (302,431)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 1,041,197

Statements of changes in net assets
Nomura National High-Yield Municipal Bond ETF

*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Year ended
March 31, 2026
For the period
March 5, 2025
*
to
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 1,343,628 $ 19,173
Net realized gain (loss) (239,754) (2,476)
Net change in unrealized appreciation
(depreciation) (62,677) (95,890)
Net increase (decrease) in net assets
resulting from operations 1,041,197 (79,193)
Dividends and Distributions to Shareholders
from:
Distributable earnings (1,340,618) –
(1,340,618) –
Capital Share Transactions:
1
Proceeds from shares sold 50,861,933 6,250,794
Cost of shares redeemed (1,794,039) –
Increase in net assets derived from capital
share transactions 49,067,894 6,250,794
Net Increase (Decrease) in Net Assets 48,768,473 6,171,601
Net Assets:
Beginning of year 6,171,601 –
End of year $ 54,940,074 $ 6,171,601
Capital Share Transactions:
Beginning of year 250,000 –
Shares sold 2,100,000 –
Shares sold in-kind – 250,000
Shares redeemed (75,000) –
Shares outstanding, end of year 2,275,000 250,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura National High-Yield Municipal Bond ETF

See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Year ended
March 31, 2026
For the period
March 5, 2025
1
to
March 31, 2025
Net asset value, beginning of period ...... $ 24 .69 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
2
................. 1 .18 0 .08
Net realized and unrealized loss ........... ( 0 .57 ) ( 0 .39 )
Total from investment
operations .......................... 0.61 (0.31)
Less dividends and distributions from: — —
Net investment income ................. ( 1 .15 ) —
Total dividends and
distrib u tions ......................... (1.15) —
Net asset value, end of period ........... $ 24.15 $ 24.69
Total return
3
......................... 2.60% (1.24%)
Ratios and supplemental data: $54,940 $6,172
Net assets, end of period (000 omitted) ...... $ 54,940 $ 6,172
Ratio of expenses to average net assets ..... 0.49% 0.49%
Ratio of net investment income to average net
assets ............................. 4.87% 4.44%
Portfolio turnover
4
...................... 50% 14%
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura National High-Yield Municipal Bond ETF

March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22,
2023 and is an open-end management investment company registered with the U.S. Securities and Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura National High-Yield Municipal
Bond ETF (formerly, Macquarie National High-Yield Municipal Bond ETF through November 30,
2025) (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the
Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee)
to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange.
The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the year ended March 31, 2026 and for the open tax year ended March 31, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended March 31, 2026, the Fund did not incur any interest or tax penalties.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura National High-Yield Municipal Bond ETF

understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura National High-Yield
Municipal Bond ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in
1. Significant Accounting Policies (continued)

connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2026, Nomura Holding America, Inc. directly owned 46.33% of the Fund's shares outstanding.
3. Investments
For the year ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the year ended
March 31, 2026.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Purchases $ 59,780,763
Sales 13,109,847
Cost of investments $ 54,574,289
Aggregate unrealized appreciation of investments $ 537,383
Aggregate unrealized depreciation of investments (685,118)
Net unrealized depreciation of investments $ (147,735)
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Nomura National High-Yield Municipal Bond ETF

Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
During the year ended March 31, 2026 , there were no transfers into or out of Level 3 investments.
The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 52,008,404 $ – $ 52,008,404
Common Stocks – – 3,150 3,150
Short-Term Investments – 2,415,000 – 2,415,000
Total Value of Securities $ – $ 54,423,404 $ 3,150 $ 54,426,554
3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund's net assets.
Management has determined not to provide a reconciliation of Level 3 investments as the Level
3 investments were not considered significant to the Fund's net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund's net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended
March 31, 2026 and period ended March 31, 2025 were as follows:
*
Date of commencement of operations.
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to wash sales and contingent value instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2026, the Fund had no reclassifications.
Year ended
3/31/26
3/5/25
*
to 3/31/25
Tax-exempt income $ 1,248,362 $ —
Ordinary income 92,256 —
Total $ 1,340,618 $ —
Shares of beneficial interest $ 55,318,688
Capital loss carryforwards (231,534)
Undistributed tax-exempt income 655
Unrealized appreciation (depreciation) of investments (147,735)
Net assets $ 54,940,074
3. Investments (continued)

Notes to financial statements
Nomura National High-Yield Municipal Bond ETF

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2026, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statements of changes in net assets."
Loss carryforward character
Short-term Long-term Total
$231,534 $— $231,534
5. Components of Net Assets on a Tax Basis (continued)

7. Certain Principal Risks of the Fund
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Municipal securities risk — The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized

Notes to financial statements
Nomura National High-Yield Municipal Bond ETF

participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the 1933 Act (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act.
Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm

To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura National High-Yield
Municipal Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura National High-Yield Municipal Bond ETF (one of the funds constituting
Nomura ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026 and the statement of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period March
5, 2025 (commencement of operations) through March 31, 2025, including the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year ended March 31, 2026, and the changes in its net assets and the financial highlights for the year ended March 31, 2026 and for the period March 5, 2025
(commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the year ended March 31, 2026, the Fund reports distributions paid during the year as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura
National High-Yield Municipal Bond ETF (formerly, Macquarie National High-Yield Municipal Bond
ETF) (the "Fund")’s March 31, 2026 financial statements, and approved the appointment of Ernst
& Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s reports on the financial statements for the period March 5, 2025 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the period March 5, 2025 (commencement of operations) through March 31,
2025 and the fiscal year ended March 31, 2026 and during the subsequent interim period through
May 29, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and
(ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the
Securities Exchange Act of 1934, as amended. During the period March 5, 2025 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 and during the
(A) Ordinary Income Distributions (Tax Basis) 6.88%
(B) Tax-Exempt Distributions (Tax Basis) 93.12%
      Total 100.00%
(A) and (B) are based on a percentage of the Fund's total distributions.

subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to,
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura National High-Yield Municipal Bond ETF

The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-HTAX-TRST-0526
(5415290)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Focused International Core ETF
(Formerly, Macquarie Focused International Core ETF)
Financial statements and other information
For the period ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statement of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Report of independent registered public accounting firm 19
Other Fund information 20
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Focused International Core ETF
1
March 31, 2026
Number of
shares Value (US $)
Common Stocks — 93 .54%
Δ
Brazil - 9 .48%
Banco do Brasil SA 363,815 $ 1,615,442
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 64,406 1,967,548
Embraer SA ADR 19,350 1,148,229
MercadoLibre, Inc.
†
592 1,023,580
5,754,799
Canada - 3 .93%
Celestica, Inc.
†
3,742 1,054,046
TFI International, Inc. 12,223 1,330,463
2,384,509
China - 3 .54%
China Tourism Group Duty Free Corp. Ltd.,
Class H 144A
#
162,308 1,344,425
Zijin Mining Group Co. Ltd., Class H 183,080 802,253
2,146,678
France - 2 .03%
Airbus SE 6,618 1,230,179
1,230,179
Germany - 2 .99%
BioNTech SE ADR
†
7,066 628,026
KION Group AG 8,423 432,851
Siemens Energy AG 4,604 756,988
1,817,865
Hong Kong - 5 .45%
Henderson Land Development Co. Ltd. 460,023 1,696,662
Prudential plc 117,504 1,614,384
3,311,046
India - 1 .63%
HDFC Bank Ltd. ADR 39,683 987,313
987,313
Japan - 9 .90%
Daikin Industries Ltd. 10,800 1,271,529
Mitsubishi UFJ Financial Group, Inc. 110,200 1,805,362
Nintendo Co. Ltd. 17,500 967,597
SMC Corp. 5,200 1,961,652
6,006,140
Luxembourg - 2 .79%
Eurofins Scientific SE 23,370 1,692,585
1,692,585

Schedule of investments
Nomura Focused International Core ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Mexico - 2 .15%
Cemex SAB de CV ADR 114,193 $ 1,306,368
1,306,368
Netherlands - 12 .01%
Adyen NV 144A
#,†
1,286 1,264,352
Argenx SE ADR
†
2,257 1,648,174
ASML Holding NV 1,676 2,168,119
ING Groep NV 86,357 2,206,427
7,287,072
Singapore - 5 .41%
Grab Holdings Ltd., Class A
†
281,964 1,031,988
Sea Ltd. ADR
†
8,320 688,979
Singapore Telecommunications Ltd. ADR 40,446 1,564,856
3,285,823
South Korea - 4 .25%
SK hynix, Inc. 4,899 2,581,199
2,581,199
Spain - 2 .79%
Banco Bilbao Vizcaya Argentaria SA 80,260 1,693,025
1,693,025
Taiwan - 6 .58%
Taiwan Semiconductor Manufacturing Co. Ltd. 72,503 3,991,407
3,991,407
United Kingdom - 6 .09%
3i Group plc 16,172 521,860
BAE Systems plc 35,878 1,044,738
Barclays plc 163,562 843,123
Compass Group plc 46,571 1,285,223
3,694,944
United States of America - 12 .52%
Booking Holdings, Inc. 333 1,402,037
CNH Industrial NV 111,770 1,229,470
Experian plc 26,144 899,017
Flutter Entertainment plc
†
5,808 592,126
SLB Ltd. 39,583 2,034,170
Spotify Technology SA
†
2,978 1,444,062
7,600,882
Total Common Stocks
(cost $59,511,090) 56,771,834

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Preferred Stocks — 1 .79%
Δ
Germany - 1 .79%
Henkel AG & Co. KGaA 14,218 $ 1,089,566
Total Preferred Stocks
(cost $1,385,144) 1,089,566
Short-Term Investments — 4 .49%
Money Market Mutual Funds - 4 .49%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.58%) 2,725,049 2,725,049
Total Short-Term Investments
(cost $2,725,049) 2,725,049
Total Value of Securities — 99.82%
      (cost $63,621,283) 60,586,449
Receivables and Other Assets Net of Liabilities — 0.18% 109,104
Net Assets Applicable to 2,550,000 Shares Outstanding — 100.00% $ 60,695,553
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2026, the aggregate value of Rule 144A securities was $2,608,777, which represents 4.30% of the Fund's net assets. See Note 7 in “Notes to financial statements."
Summary of abbreviations :
ADR – American Depositary Receipt
AG – Aktiengesellschaft

Statement of assets and liabilities
Nomura Focused International Core ETF
4
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 60,586,449
Foreign currency, at value** 488
Dividends receivable 134,629
Foreign tax reclaims receivable 5,774
Total Assets 60,727,340
Liabilities:
Management fees payable to affiliates 31,787
Total Liabilities 31,787
Total Net Assets $ 60,695,553
Net Assets Consist of:
Paid-in-capital $ 64,791,730
Total distributable earnings (loss) (4,096,177)
Total Net Assets $ 60,695,553
Shares outstanding (unlimited amount authorized, no par value) 2,550,000
Net asset value per share $ 23.80
*Investments, at cost $ 63,621,283
**Foreign currency, at cost 490

Statement of operations
Nomura Focused International Core ETF
For the period June 17, 2025* to March 31, 2026
5
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 395,871
Foreign tax withheld (29,899)
365,972
Expenses:
Management fees 161,063
Total operating expenses 161,063
Net Investment Income (Loss) 204,909
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (1,193,731)
Investments in-kind 478,821
Foreign currencies (53,841)
Net realized gain (loss) (768,751)
Net unrealized appreciation (depreciation) on:
Investments (3,034,834)
Foreign currencies 4
Net unrealized appreciation (depreciation) (3,034,830)
Net Realized and Unrealized Gain (Loss) (3,803,581)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (3,598,672)

Statement of changes in net assets
Nomura Focused International Core ETF
6
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
June 17, 2025
*
to
March 31, 2026
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 204,909
Net realized gain (loss) (768,751)
Net unrealized appreciation (depreciation) (3,034,830)
Net increase (decrease) in net assets resulting from operations (3,598,672)
Dividends and Distributions to Shareholders from:
Distributable earnings (21,930)
(21,930)
Capital Share Transactions:
1
Proceeds from shares sold 69,734,696
Cost of shares redeemed (5,418,541)
Increase in net assets derived from capital share transactions 64,316,155
Net Increase (Decrease) in Net Assets 60,695,553
Net Assets:
Beginning of period –
End of period $ 60,695,553
Capital Share Transactions:
Beginning of period –
Shares sold in-kind 2,750,000
Shares redeemed in-kind (200,000)
Shares outstanding, end of period 2,550,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Focused International Core ETF
7
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
June 17, 2025
1
to
March 31, 2026
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .15
Net realized and unrealized loss .............................. ( 1 .34 )
Total from investment
operations ............................................. (1.19)
Less dividends and distributions from: —
Net investment income .................................... ( 0 .01 )
Total dividends and
distrib u tions ............................................ (0.01)
Net asset value, end of period .............................. $ 23.80
Total return
3
............................................ (4.77%)
Ratios and supplemental data: $60,696
Net assets, end of period (000 omitted) ......................... $ 60,696
Ratio of expenses to average net assets
4
....................... 0.59%
Ratio of net investment income to average net assets .............. 0.75%
Portfolio turnover
5
......................................... 133%
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Focused International Core ETF
8
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22, 2023 and is an open-end management investment company registered with the U.S. Securities and
Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Focused International Core ETF (formerly,
Macquarie Focused International Core ETF through November 30, 2025) (Fund). The Fund commenced operations on June 17, 2025. The Fund is considered non-diversified under the
Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as part of its duties as the Fund's valuation designee (Valuation Designee)
to perform the fair value determination relating to all applicable Fund investments.  DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation
Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign
(non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by the Valuation Designee, which may recommend fair value as determined in good faith pursuant to Rule 2a-5. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of

9
US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the
Fund's federal income tax return through the period ended March 31, 2026 and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the "Statement of operations." During the period ended March 31, 2026, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Focused International Core ETF
10
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
1. Significant Accounting Policies (continued)

11
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.59%
on the Fund's average daily net assets. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust (MIMBT).
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie
Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement and the Fund's name change to Nomura Focused International Core ETF went effective.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
Prior to the Closing Date, DMC had entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which was an affiliate of DMC (Prior
Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee was paid by DMC to the Prior Affiliated Sub-Advisor based on the extent to which the Prior Affiliated Sub-Advisor provided services to the Fund. As of the Closing Date, the Prior
Affiliated Sub-Advisor no longer serves as a sub-advisor to the Fund.
At March 31, 2026, Nomura Holding America, Inc. directly owned 8.43% of the Fund's shares outstanding.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.

Notes to financial statements
Nomura Focused International Core ETF
12
3. Investments
For the period ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended March 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 60,692,838
Sales 45,311,256
Purchases $ 50,425,942
Sales 4,195,259
Cost of investments $ 63,747,777
Aggregate unrealized appreciation of investments $ 3,314,440
Aggregate unrealized depreciation of investments (6,475,768)
Net unrealized depreciation of investments $ (3,161,328)

13
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
During the period ended March 31, 2026 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 56,771,834 $ – $ – $ 56,771,834
Preferred Stocks 1,089,566 – – 1,089,566
Short-Term Investments 2,725,049 – – 2,725,049
Total Value of Securities $ 60,586,449 $ – $ – $ 60,586,449
3. Investments (continued)

Notes to financial statements
Nomura Focused International Core ETF
14
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended March 31, 2026 were as follows:
*
Date of commencement of operations.
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. For the period ended March 31, 2026, the Fund recorded the following reclassifications:
6/17/25
*
to 3/31/26
Ordinary income $ 21,930
Shares of beneficial interest $ 64,791,730
Capital loss carryforwards (1,063,991)
Undistributed ordinary income 129,138
Unrealized appreciation (depreciation) of investments and foreign currencies (3,161,324)
Net assets $ 60,695,553
Paid-in capital $ 475,575
Total distributable earnings (loss) (475,575)

15
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2026, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statement of changes in net assets."
Loss carryforward character
Short-term Long-term Total
$1,063,991 $— $1,063,991
5. Components of Net Assets on a Tax Basis (continued)

Notes to financial statements
Nomura Focused International Core ETF
16
7. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.
Industrials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Consumer sectors risk — The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences.
Companies in the consumer staples sector, such as companies that produce or sell food, beverage, and drug retail or other household items, may be adversely impacted by changes in global and economic conditions, rising energy prices, and changes in the supply or price of commodities. Companies in the consumer discretionary sector, such as automobile, textile, retail, and media companies, depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

17
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
Value stock risk — The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Nasdaq may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV,
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Nomura Focused International Core ETF
18
which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
19
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Focused
International Core ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Focused International Core ETF (one of the funds constituting Nomura
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 17, 2025 (commencement of operations) through March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period June 17, 2025
(commencement of operations) through March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent.
We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Focused International Core ETF
20
Tax Information
The information set forth below is for the Fund’s period as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2026, the Fund reports distributions paid during the period as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $21,229. The gross foreign source income earned during the period ended March 31, 2026 by the Fund was
$362,666.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura
Focused International Core ETF (formerly, Macquarie Focused International Core ETF) (the
"Fund")’s March 31, 2026 financial statements, and approved the appointment of Ernst & Young
LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
26.45%
(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*
For the period ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2026
Form 1099-DIV, as applicable.

21
PwC’s report on the financial statements for the period June 17, 2025 (commencement of operations) through March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the period June 17, 2025 (commencement of operations) through March
31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their report; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of
1934, as amended. During the period June 17, 2025 (commencement of operations) through
March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the
Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements;
or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation
S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025
At an in-person meeting on June 12, 2025 Meeting (“June 2025 Meeting”), the Board, including its
Independent Trustees, considered and unanimously approved proposed new investment advisory agreements (together, the “New Investment Advisory Agreements”) for each of the Macquarie
Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, Macquarie Tax-Free USA
Short Term ETF, Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets
Equity ETF, Macquarie National High-Yield Municipal Bond ETF, and Macquarie Focused
International Core ETF (each, a “Fund” and together, the “Funds”) between the Trust, on behalf of each Fund, and DMC (as defined below). The Board also approved interim advisory agreements
(together, the “Interim Advisory Agreements” and together with the New Investment Advisory
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm

Other Fund information (Unaudited)
Nomura Focused International Core ETF
22
Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura Holdings America Inc. (together with its parent company, Nomura
Holdings, Inc., hereinafter referred to as “Nomura”) to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction (as defined below) and the impact on the Funds, as well as governance, compliance, investment and operational matters.
On April 21, 2025, Nomura and Macquarie Group Limited announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie Asset Management’s US and European public investments business (collectively, the “MAM Business”), including the Funds’ investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment
Management Business Trust (the “Transaction”).
Background for the Board Approvals. At a meeting on May 16, 2025 and at the June 2025
Meeting, representatives of DMC met with the Board to discuss the Transaction. The Independent
Trustees were advised that the Transaction, if completed, would constitute a Change of Control
Event and result in the termination of the existing investment advisory agreements with DMC
(the “Current Investment Advisory Agreements”). Pursuant to Section 15(a)(4) of the Investment
Company Act of 1940, as amended (the “1940 Act”), any investment advisory agreement, including any sub-advisory agreement, on behalf of a registered investment company must terminate automatically upon its “assignment.” As used in the 1940 Act, the term “assignment”
includes any transfer of a controlling interest in an investment adviser. Such a transfer is often referred to as a “Change of Control Event.” The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the closing of the Transaction on or about October 31, 2025 (the “Closing”) and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment
Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory
Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements. The New Investment Advisory Agreements,
were subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to and at the June 2025 Meeting, the Board, together with independent legal counsel to the
Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

23
counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed
Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction and the Board had an opportunity to ask further questions and seek clarification of written responses. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the
Transaction.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or
Nomura emphasized that:
— They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
— No material changes in personnel or operations are currently contemplated in the operation of
DMC under Nomura as a result of the Transaction;
— Nomura has no present intention to cause DMC to alter the investment advisory fees paid to
DMC by a Fund and the expenses DMC has agreed to pay on behalf of a Fund; and
— Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, including maintaining Board composition of at least 75% of the Board members qualifying as
Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory
Agreements because, upon the Closing of the Transaction, the Current Investment Advisory
Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”)
would automatically terminate in accordance with their terms and applicable regulations. The
Board further considered that management proposed that the Board approve the Interim Advisory
Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused International Core ETF
24
the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment
Advisory Agreements, except for the effective dates, duration and, with respect to the Interim
Advisory Agreements, escrow provisions required by applicable law. The Board noted that the
New Investment Advisory Agreements would have an initial two-year term and that the Interim
Advisory Agreements would be effective on an interim basis, as necessary upon the Closing of the Transaction, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory
Agreements may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. Further, the
DMC portfolio managers currently responsible for the day-to-day management of the Funds are expected to continue to provide investment advisory services to the Funds. In addition, with respect to the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF,
Macquarie Focused Large Growth ETF, Macquarie Focused Emerging Markets Equity ETF, and
Macquarie Focused International Core ETF (the “Sub-Advised Funds”), the Board noted that DMC may rely on participating affiliate arrangements between DMC and certain non-US Nomura asset management entities to provide continuity of portfolio management services to the Sub-Advised
Funds, including services provided by previous sub-advisor employees.
In approving each Proposed Advisory Agreement, the Board reviewed and considered information provided in its meetings with DMC and Nomura, as well as DMC’s and Nomura’s responses to a detailed set of requests for information submitted to DMC and Nomura by Independent Trustee counsel on behalf of the Independent Trustees in connection with the Transaction. In addition, prior to the June 2025 Meeting, the Independent Trustees held a virtual meeting at which the
Independent Trustees conferred amongst themselves and Independent Trustee counsel regarding the Proposed Advisory Agreement and the information submitted by DMC and Nomura, then requested additional information that the Independent Trustees also considered prior to and at the June 2025 Meeting. The Board, including a majority of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each Proposed
Advisory Agreement are fair and reasonable and that the approval of such Proposed Advisory
Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Boards considered that the New Investment Advisory Agreements will
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

25
be substantially similar to the Current Investment Advisory Agreements, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie
Funds complex; and the adherence to fair value pricing procedures as established by DMC and overseen by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the U.S. Securities and Exchange Commission in September 2024.
The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements.
Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the
Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance . The Board considered the overall investment performance of
DMC and the Funds since each Fund’s commencement date. In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure ETF, the Macquarie Energy
Transition ETF, and the Macquarie Tax-Free USA Short Term ETF commenced operations on
November 28, 2023, the Focused Large Growth ETF commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF commenced operations on September
4, 2024, and the Macquarie National High-Yield Municipal Bond ETF commenced operations on
March 5, 2025. The Macquarie Focused International Core ETF was not active prior to the time of the June 2025 Meeting. As a result, the Board did not consider the investment performance of the
Macquarie Focused International Core ETF at the June 2025 Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused International Core ETF
26
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s investment performance compared to a group of funds selected by DMC as being similar to the Fund (the “Performance Universe”). Annualized investment performance for each Fund was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the Performance Universe.
At its June 2025 Meeting, the Board, including the Independent Trustees in consultation with their independent legal counsel, reviewed updated investment performance information for each of the active Funds. The Board compared the performance of each active Fund to that of its respective Performance Universe for the past 1-year period and since inception or, if shorter, only since inception. The Board concluded that the investment performance of each active Fund was satisfactory.
Based on information provided by DMC and Nomura, the Board concluded that neither the
Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Boards found to be satisfactory, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses; Management Profitability. The Board also evaluated expense comparison data for the Funds and management profitability previously considered at each Fund’s initial contract approval Board meeting. At a Fund’s initial contract approval Board meeting, the
Board compared both the services to be rendered and the proposed fees to be paid to DMC by the Fund with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to the Fund, including operational costs. Further, the Board considered DMC’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. At the Fund’s initial contract approval Board meeting, DMC responded to questions from the Board, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for the Fund. At a Fund’s initial contract approval Board meeting, the Board concluded, within the context of its full
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

27
deliberations, that the level of fees proposed to be paid to DMC with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by DMC and the costs it expected to incur in rendering those services.
Based on information provided by DMC and Nomura, the Board concluded at the June 2025
Meeting that neither the Transaction nor the New Investment Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) the Board was assured by DMC that they had no current intention to change the expenses that DMC has agreed to pay on behalf of a Fund as a result of the Transaction, (iii) under the Purchase Agreement,
Nomura and Macquarie would pay all reasonable costs related to the related proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the
Funds for the first two years after the Closing.
At the June 2025 Meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of projected profitability considered by the Board at a Fund’s initial contract approval Board meeting when the Board approved the
Current Investment Advisory Agreement for each Fund. Moreover, the Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings, Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue services of a similar nature, extent, and quality to the Funds following Closing as it has under the Current Investment
Advisory Agreements.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also concluded that
Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the
New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
Economies of Scale. The Board considered whether economies of scale would be realized by
DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused International Core ETF
28
comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of
Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The
Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to a global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New
Investment Advisory Agreements would not be dissimilar from those existing under the Current
Investment Advisory Agreements, (ii) such benefits did not impose a cost or burden on the Funds or their shareholders, and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Nomura might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from
Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

29
Transaction. Nomura described the proposed harmonization of the compensation system in use at
DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and
Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that Nomura has a broker/dealer affiliate that executes brokerage transactions and certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’
procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees of the Trust deliberated in executive session; the entire
Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory
Agreements. The Board concluded that the advisory fee rates under each New Investment
Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each
Fund, the Board noted that they had concluded in their considerations of the initial approval of each Fund’s advisory agreement at the Fund’s initial contract approval Board meeting that the management fees and total expense ratios were at reasonable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups;
that the advisory fee schedule would not be increased and would stay the same for each Fund;
that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was reasonable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

Other Fund information (Unaudited)
Nomura Focused International Core ETF
30
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each
Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At these meetings, representatives of DMC furnished reports and other information to the Board, and
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Advisory Agreements at a Meeting Held on
June 12, 2025 (continued)

31
engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
The Board also noted the compliance program and compliance experience of the Adviser and
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Focused International Core ETF
32
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

33
considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Focused International Core ETF
34
the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

35
as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-EXUS-TRST-0526
(5422288)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Transformational Technologies ETF
Financial statements and other information
For the period ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 3
Statement of operations 4
Statement of changes in net assets 5
Financial highlights 6
Notes to financial statements 7
Report of independent registered public accounting firm 18
Other Fund information 19
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Transformational Technologies ETF
1
March 31, 2026
Number of
shares Value (US $)
Common Stocks — 97.25%
^
Communication Services - 17.01%
Alphabet, Inc., Class A 10,905 $ 3,135,842
Meta Platforms, Inc., Class A 9,976 5,707,569
Netflix, Inc.
†
35,560 3,419,094
Spotify Technology SA
†
5,293 2,566,628
14,829,133
Consumer Discretionary - 10.90%
Amazon.com, Inc.
†
16,831 3,505,393
Booking Holdings, Inc. 382 1,608,342
DoorDash, Inc., Class A
†
17,820 2,675,673
MercadoLibre, Inc.
†
991 1,713,459
9,502,867
Industrials - 2.96%
Kratos Defense & Security Solutions, Inc.
†
36,562 2,577,987
2,577,987
Information Technology - 66.38%
Advanced Micro Devices, Inc.
†
27,365 5,566,862
ASML Holding NV ADR 3,084 4,073,440
Broadcom, Inc. 13,346 4,130,720
Cadence Design Systems, Inc.
†
6,232 1,731,686
Celestica, Inc.
†
9,022 2,541,317
Lam Research Corp. 22,301 4,764,832
Micron Technology, Inc. 7,563 2,555,084
Microsoft Corp. 10,540 3,901,592
NVIDIA Corp. 46,081 8,036,526
Samsung Electronics Co. Ltd. 14,520 1,585,051
Seagate Technology Holdings plc 16,924 6,630,146
ServiceNow, Inc.
†
17,001 1,777,455
Shopify, Inc., Class A
†
15,300 1,814,886
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 15,590 5,268,640
Texas Instruments, Inc. 17,964 3,487,531
57,865,768
Total Common Stocks
(cost $88,582,785) 84,775,755

Schedule of investments
Nomura Transformational Technologies ETF
2
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 0.21%
Money Market Mutual Funds - 0.21%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.58%) 183,064 $ 183,064
Total Short-Term Investments
(cost $183,064) 183,064
Total Value of Securities — 97.46%
        (cost $88,765,849) 84,958,819
Receivables and Other Assets Net of Liabilities — 2.54% 2,211,562
Net Assets Applicable to 3,852,764 Shares Outstanding — 100.00% $ 87,170,381
^
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt

Statement of assets and liabilities
Nomura Transformational Technologies ETF
3
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 84,958,819
Cash 420
Receivable for fund shares sold 2,215,822
Dividends receivable 19,184
Foreign tax reclaims receivable 1,505
Total Assets 87,195,750
Liabilities:
Management fees payable to affiliates 25,369
Total Liabilities 25,369
Total Net Assets $ 87,170,381
Net Assets Consist of:
Paid-in-capital $ 91,914,363
Total distributable earnings (loss) (4,743,982)
Total Net Assets $ 87,170,381
Shares outstanding (unlimited amount authorized, no par value) 3,852,764
Net asset value per share $ 22.63
*Investments, at cost $ 88,765,849

Statement of operations
Nomura Transformational Technologies ETF
For the period January 12, 2026* to March 31, 2026
4
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 49,067
Foreign tax withheld (2,485)
46,582
Expenses:
Management fees 47,286
Total operating expenses 47,286
Net Investment Income (Loss) (704)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (936,922)
Investments in-kind (42,018)
Foreign currencies (4,172)
Net realized gain (loss) (983,112)
Net unrealized appreciation (depreciation) on:
Investments (3,807,030)
Foreign currencies (30)
Net unrealized appreciation (depreciation) (3,807,060)
Net Realized and Unrealized Gain (Loss) (4,790,172)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (4,790,876)

Statement of changes in net assets
Nomura Transformational Technologies ETF
5
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
January 12, 2026
*
to March 31, 2026
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ (704)
Net realized gain (loss) (983,112)
Net unrealized appreciation (depreciation) (3,807,060)
Net increase (decrease) in net assets resulting from operations (4,790,876)
Capital Share Transactions:
1
Proceeds from shares sold 94,174,600
Cost of shares redeemed (2,213,343)
Increase in net assets derived from capital share transactions 91,961,257
Net Increase (Decrease) in Net Assets 87,170,381
Net Assets:
Beginning of period –
End of period $ 87,170,381
Capital Share Transactions:
Beginning of period –
Shares sold in-kind 3,952,764
Shares redeemed in-kind (100,000)
Shares outstanding, end of period 3,852,764
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Transformational Technologies ETF
6
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
January 12, 2026
1
to
March 31, 2026
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment loss
2
....................................... ( 0 .00 )
3
Net realized and unrealized loss .............................. ( 2 .37 )
Total from investment
operations ............................................. (2.37)
Net asset value, end of period .............................. $ 22.63
Total return
4
............................................ (9.48%)
Ratios and supplemental data: $87,170
Net assets, end of period (000 omitted) ......................... $ 87,170
Ratio of expenses to average net assets
5
....................... 0.65%
Ratio of net investment loss to average net assets ................ (0.01%)
Portfolio turnover
6
......................................... 11%
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Amount is less than $(0.005) per share.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.
6
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Transformational Technologies ETF
7
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22, 2023 and is an open-end management investment company registered with the U.S. Securities and
Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Transformational Technologies ETF (Fund).
As part of the Fund’s commencement of operations on January 12, 2026, the Fund received an in-kind contribution from accounts managed by the Delaware Management Company (DMC or the
Manager), which consisted of $216,945 in cash and $8,602,154 of securities which were recorded at their current value. As a result of the in-kind contribution, the Fund issued 352,764 shares at a $25 per share net asset value. The Fund is considered non-diversified under the Investment
Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as part of its duties as the
Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee)
to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign (non-US)
equity securities, the Fund may determine the fair value of investments based on information provided by the Valuation Designee, which may recommend fair value as determined in good faith pursuant to Rule 2a-5. In considering whether fair valuation is required and in determining fair

Notes to financial statements
Nomura Transformational Technologies ETF
8
values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the
Fund's federal income tax return through the period ended March 31, 2026 and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the "Statement of operations." During the period ended March 31, 2026, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

9
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Transformational Technologies ETF
10
paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.65%
on the Fund's average daily net assets. On December 1, 2025 (Closing Date), Nomura Holding
America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. Prior to Closing Date, NIMBT was named Macquarie Investment
Management Business Trust.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2026, Nomura Holding America, Inc. directly owned 19.06% of the Fund's shares outstanding.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
3. Investments
For the period ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases $ 5,553,548
Sales 4,683,075
1. Significant Accounting Policies (continued)

11
For the period ended March 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 82,188,322
Sales 2,099,224
Cost of investments $ 88,765,849
Aggregate unrealized appreciation of investments $ 432,145
Aggregate unrealized depreciation of investments (4,239,175)
Net unrealized depreciation of investments $ (3,807,030)
3. Investments (continued)

Notes to financial statements
Nomura Transformational Technologies ETF
12
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
During the period ended March 31, 2026 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 84,775,755 $ – $ – $ 84,775,755
Short-Term Investments 183,064 – – 183,064
Total Value of Securities $ 84,958,819 $ – $ – $ 84,958,819
3. Investments (continued)

13
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended March 31, 2026.
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currencies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. For the period ended March 31, 2026, the Fund recorded the following reclassifications:
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2026, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Shares of beneficial interest $ 91,914,363
Capital loss carryforwards (936,922)
Unrealized appreciation (depreciation) of investments and foreign currencies (3,807,060)
Net assets $ 87,170,381
Paid-in capital $ (46,894)
Total distributable earnings (loss) 46,894
Loss carryforward character
Short-term Long-term Total
$936,922 $— $936,922

Notes to financial statements
Nomura Transformational Technologies ETF
14
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.

15
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.
Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Information technology sector risk — Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions;
and government regulation.
Technology industry risk — The risk that investment risks associated with investing in technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology. In addition, these securities may be impacted by commodity and energy prices, which can be volatile, and may increase the volatility of these securities.
Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Nomura Transformational Technologies ETF
16
securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Nasdaq may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Certain Principal Risks of the Fund (continued)

17
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
18
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Transformational
Technologies ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Transformational Technologies ETF (one of the funds constituting
Nomura ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 12, 2026 (commencement of operations) through March 31,
2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period
January 12, 2026 (commencement of operations) through March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent.
We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Transformational Technologies ETF
19
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura
Transformational Technologies ETF  (the "Fund")’s March 31, 2026 financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s report on the financial statements for the period January 12, 2026 (commencement of operations) through March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the period January 12, 2026 (commencement of operations) through March
31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their report; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of
1934, as amended. During the period January 12, 2026 (commencement of operations) through
March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the
Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements;
or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation
S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract

Other Fund information (Unaudited)
Nomura Transformational Technologies ETF
20
Board Consideration of Investment Management Agreement at a Meeting Held on
October 15, 2025
At a meeting held on October 15, 2025 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the Macquarie Transformational Technologies (the “Fund”).
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees prior to the Contract
Approval Meeting. Prior to the Contract Approval Meeting, and in response to the requests, the
Board received and reviewed materials specifically relating to the approval of the Investment
Management Agreement. In considering and approving the Investment Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by the Adviser.
The Board reviewed the services that the Adviser would provide to the Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that the Adviser would have as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio;
providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the Fund; the management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components;
executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Fund. The
Board also took into account the Adviser’s oversight of the Fund’s operations and the Fund’s other service providers.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)

21
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined, within the context of its full deliberations, that the Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of the Adviser to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability.
The Board compared both the services to be rendered and the proposed fees to be paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in the Fund’s peer group. Management responded to questions from the Trustees, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for each. The Board also received and considered information about the fee rates charged to other accounts and clients managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of the
Adviser in connection with its service as investment adviser to the Fund, including operational costs. The Board also considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. After comparing the Fund’s proposed fees and total expense ratios with those of other funds in the Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs they expected to incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to the Adviser with respect to the
Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by the Adviser.
The Board also considered that the Adviser and its affiliates may experience reputational “fall-out”
benefits based on the success of the Fund, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on
October 15, 2025 (continued)

Other Fund information (Unaudited)
Nomura Transformational Technologies ETF
22
Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Fund.
Investment performance of the Fund and the Adviser
Because the Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the Fund or the Adviser.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on
October 15, 2025 (continued)

This page is not part of the financial statements and other information.
AR-FRWD-TRST-0526
(4943667)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Nomura Tax-Free USA ETF
Financial statements and other information
For the period ended March 31, 2026

Schedule of investments 1
Statement of assets and liabilities 8
Statement of operations 9
Statement of changes in net assets 10
Financial highlights 11
Notes to financial statements 12
Report of independent registered public accounting firm 21
Other Fund information 22
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The
Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
nomuraassetmanagement.com/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at nomuraassetmanagement.com/etf-literature; and (ii) on the SEC’s website at
sec.gov.

Schedule of investments
Nomura Tax-Free USA ETF
1
March 31, 2026
Principal
amount
°
Value (US $)
Municipal Bonds   — 95.26%
Education Revenue Bonds - 9.76%
Allegheny County Higher Education Building
Authority
(Duquesne University of the Holy Spirit)
Series 2026 5.00% 3/1/44 75,000 $ 79,505
California Educational Facilities Authority
(Leland Stanford Junior University (The))
Series V-1 5.00% 5/1/49 75,000 83,193
City of Bethel
(Spectrum High School)
Series 2024 5.00% 7/1/59 25,000 22,777
City of Burbank
(Intercultural Montessori Foreign
Language Immersion School)
Series 2026 144A 6.25% 2/1/51
#
50,000 50,268
Indiana Finance Authority
(CHF - Tippecanoe LLC)
Series 2023A 5.00% 6/1/53 50,000 47,421
Lehigh County General Purpose Authority
(Muhlenberg College)
Series 2024 5.25% 2/1/49 50,000 49,327
Massachusetts Development Finance Agency
(President and Fellows of Harvard
College)
Series 2026A 5.00% 2/15/34 100,000 114,373
Public Finance Authority
Class A Series 2023-1 5.75% 7/1/62 92,554 95,098
541,962
Electric Revenue Bonds - 3.75%
Salt River Project Agricultural Improvement &
Power District
Series 2025C 5.00% 1/1/51 100,000 103,819
South Carolina Public Service Authority
Series 2022A 5.00% 12/1/44 100,000 104,359
208,178
Healthcare Revenue Bonds - 19.00%
California Health Facilities Financing Authority
(Kaiser Foundation Hospitals)
Series A-2 5.00% 11/1/47 50,000 54,463

Schedule of investments
Nomura Tax-Free USA ETF
2
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Kalispell
(Immanuel Living at Buffalo Hill Obligated
Group)
Series 2017A 5.25% 5/15/52 25,000 $ 22,174
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2021A 3.00% 11/15/51 60,000 43,055
(CommonSpirit Health Obligated Group)
Series 2022A 5.00% 11/1/33 50,000 54,581
(Intermountain Healthcare Obligated
Group)
Series 2022A 5.00% 5/15/47 50,000 51,466
Florida Development Finance Corp.
(Florida Health Sciences Center, Inc.
Obligated Group)
Series 2026A 5.25% 8/1/51 50,000 51,812
Geisinger Authority
(Kaiser Obligated Group)
Series 2020A 4.00% 4/1/50 70,000 60,656
Hillsborough County Industrial Development
Authority
(BayCare Obligated Group)
Series 2024C 5.00% 11/15/40 50,000 54,294
Series 2024C 5.50% 11/15/54 100,000 105,291
Illinois Finance Authority
(Memorial Health System)
Series 2026 5.50% 4/1/56 100,000 103,967
Maryland Health & Higher Educational
Facilities Authority
(MedStar Health Obligated Group)
Series 2026A 5.00% 8/15/41 50,000 54,181
Michigan Finance Authority
(Henry Ford Health System Obligated
Group)
Series 2019A 4.00% 11/15/50 100,000 85,521
Minnesota Agricultural & Economic
Development Board
(HealthPartners Obligated Group)
Series 2024 5.25% 1/1/54 105,000 107,249

3
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.25% 8/15/48 50,000 $ 48,713
Pennsylvania Higher Educational Facilities
Authority
(Thomas Jefferson University Obligated
Group)
Series 2024B-1 5.25% 11/1/38 50,000 54,266
Yuma Industrial Development Authority
(Yuma Regional Medical Center Obligated
Group)
Series 2024A 5.25% 8/1/49 100,000 103,489
1,055,178
Housing Revenue Bonds - 1.80%
Texas Department of Housing & Community
Affairs
Series 2026A 4.85% 7/1/56 (GNMA) 100,000 100,049
100,049
Industrial Development Revenue Bonds - 7.77%
Black Belt Energy Gas District
Series 2026E 5.00% 7/1/33 100,000 104,599
California Community Choice Financing
Authority
Series 2026A-1 5.00% 4/1/56
•
50,000 52,898
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/53 (AG) 50,000 48,570
George L Smith II Congress Center Authority
Series 2021A 4.00% 1/1/54 35,000 28,850
Greater Orlando Aviation Authority
(United Airlines, Inc.)
Series 2025 5.25% 11/1/34 100,000 104,410
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)
Series 2024B 4.75% 12/1/54 100,000 91,932
431,259
Leasing Revenue Bonds - 3.01%
Denver Health & Hospital Authority
Series 2018 5.00% 12/1/48 25,000 24,533

Schedule of investments
Nomura Tax-Free USA ETF
4
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Leasing Revenue Bonds (continued)
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2025AA 5.00% 6/15/55 100,000 $ 101,930
New York State Thruway Authority
Series 2021A-1 3.00% 3/15/49 55,000 40,852
167,315
Local General Obligation Revenue Bonds - 4.80%
Arapahoe County School District No. 5
(Cherry Creek)
Series 2024 5.25% 12/15/43 (ST AID
WITHHLDG) 55,000 61,028
City of New York
Series 2025G-1 5.25% 2/1/53 100,000 103,864
Dallas Independent School District
Series 2026A 5.00% 2/15/56 (PSF
Guaranty) 100,000 101,862
266,754
Special Tax Revenue Bonds - 10.75%
City of Houston
(Hotel Occupancy Tax & Special)
Series 2026C 5.50% 9/1/58 60,000 63,269
Commonwealth of Puerto Rico
2.39% 11/1/43
^
77,143 51,782
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 94,453 92,655
New York City Transitional Finance Authority
Series 2026F-1 5.00% 2/1/53 150,000 154,070
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 151,000 140,817
Series A-1 5.00% 7/1/58 50,000 47,606
Village Community Development District No. 15
(Special Assessment)
Series 2024 144A 4.80% 5/1/55
#
50,000 46,593
596,792
State General Obligation Revenue Bonds - 7.56%
Commonwealth of Massachusetts
Series 2024B 5.00% 5/1/54 50,000 51,380
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 86,000 73,900

5
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds (continued)
State of Illinois
Series 2024C 4.00% 10/1/48 100,000 $ 85,989
Series 2025E 5.00% 9/1/42 50,000 52,136
State of Washington
Series 2026C 5.00% 2/1/51 150,000 156,253
419,658
Transportation Revenue Bonds - 25.17%
Arizona Department of Transportation
(State Highway Fund)
Series 2026 5.00% 7/1/40 100,000 111,443
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A 5.00% 12/31/43 25,000 25,262
Chicago O'Hare International Airport
Series 2025E 5.50% 1/1/48 75,000 79,258
Series 2026A 5.25% 1/1/61 100,000 103,162
City & County of Denver
(Airport System)
Series 2018A 4.00% 12/1/48 100,000 86,892
Colorado Bridge & Tunnel Enterprise
Series 2025A 5.25% 12/1/54 (AGMC) 100,000 104,054
County of Miami-Dade
(Aviation)
Series 2025B 5.25% 10/1/55 75,000 77,340
Metropolitan Nashville Airport Authority (The)
Series 2026B 5.00% 7/1/46 100,000 103,060
New York Transportation Development Corp.
(JFK Millennium Partners LLC)
Series 2024B 2.18% 12/31/54 (AG)
^
25,000 16,207
Pennsylvania Economic Development
Financing Authority
(Commonwealth of Pennsylvania Motor
License Fund)
Series 2022 6.00% 6/30/61 50,000 52,215
Port Authority of New York & New Jersey
Series 251 5.25% 8/15/56 100,000 106,155
Public Finance Authority
(SR 400 Peach Partners LLC)
Series 2025 5.75% 12/31/65 100,000 102,138

Schedule of investments
Nomura Tax-Free USA ETF
6
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District
(Denver Transit Partners LLC)
Series 2020A 5.00% 1/15/29 55,000 $ 57,475
State of Hawaii
Series 2025A 5.50% 7/1/54 60,000 63,485
Texas Private Activity Bond Surface
Transportation Corp.
(NTE Mobility Partners Segments 3 LLC)
Series 2019 5.00% 6/30/58 100,000 97,014
Texas Transportation Finance Corp.
Series 2025A 5.50% 10/1/55 100,000 107,427
Washington Metropolitan Area Transit Authority
Series 2025A 5.25% 7/15/50 100,000 105,037
1,397,624
Water & Sewer Revenue Bonds - 1.89%
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2026BB 5.25% 6/15/56 100,000 104,897
104,897
Total Municipal Bonds
(cost $5,353,729) 5,289,666
Short-Term Investments — 3.60%
Variable Rate Demand Notes   — 3.60%
University of California
Series 2013AL-4 2.30% 5/15/48
¤
200,000 200,000
Total Short-Term Investments
      (cost $200,000) 200,000
Total Value of Securities — 98.86%
        (cost $5,553,729) 5,489,666
Receivables and Other Assets Net of Liabilities — 1.14% 63,267
Net Assets Applicable to 225,000 Shares Outstanding — 100.00% $ 5,552,933

7
See accompanying notes, which are an integral part of the financial statements.
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2026, the aggregate value of Rule 144A securities was $96,861, which represents
1.74% of the Fund's net assets. See Note 7 in “Notes to financial statements."
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March
31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M,
SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2026. The maturity date shown is the final maturity. The security has a demand feature that allows the holder to tender the security at par on no more than 7 days' notice. For purposes of maturity classification and weighted average maturity calculations, the demand date is used.
Summary of abbreviations :
AG – Assured Guaranty
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Statement of assets and liabilities
Nomura Tax-Free USA ETF
8
March 31, 2026
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,489,666
Cash 312,953
Interest receivable 60,966
Total Assets 5,863,585
Liabilities:
Payable for securities purchased 291,200
Distribution payable to shareholders 17,595
Management fees payable to affiliates 1,857
Total Liabilities 310,652
Total Net Assets $ 5,552,933
Net Assets Consist of:
Paid-in-capital $ 5,626,361
Total distributable earnings (loss) (73,428)
Total Net Assets $ 5,552,933
Shares outstanding (unlimited amount authorized, no par value) 225,000
Net asset value per share $ 24.68
*Investments, at cost $ 5,553,729

Statement of operations
Nomura Tax-Free USA ETF
For the period January 12, 2026* to March 31, 2026
9
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 44,129
44,129
Expenses:
Management fees 4,537
Total operating expenses 4,537
Net Investment Income (Loss) 39,592
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (9,375)
Net unrealized appreciation (depreciation) on investments (64,063)
Net Realized and Unrealized Gain (Loss) (73,438)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (33,846)

Statement of changes in net assets
Nomura Tax-Free USA ETF
10
See accompanying notes, which are an integral part of the financial statements.
For the period
January 12, 2026
*
to March 31, 2026
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 39,592
Net realized gain (loss) (9,375)
Net unrealized appreciation (depreciation) (64,063)
Net increase (decrease) in net assets resulting from operations (33,846)
Dividends and Distributions to Shareholders from:
Distributable earnings (39,582)
(39,582)
Capital Share Transactions:
1
Proceeds from shares sold 5,626,361
Increase in net assets derived from capital share transactions 5,626,361
Net Increase (Decrease) in Net Assets 5,552,933
Net Assets:
Beginning of period –
End of period $ 5,552,933
Capital Share Transactions:
Beginning of period –
Shares sold 225,000
Shares outstanding, end of period 225,000
*
Date of commencement of operations.
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Nomura Tax-Free USA ETF
11
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
January 12, 2026
1
to
March 31, 2026
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .18
Net realized and unrealized loss .............................. ( 0 .32 )
Total from investment
operations ............................................. (0.14)
Less dividends and distributions from: —
Net investment income .................................... ( 0 .18 )
Total dividends and
distrib u tions ............................................ (0.18)
Net asset value, end of period .............................. $ 24.68
Total return
3
............................................ (0.58%)
Ratios and supplemental data: $5,553
Net assets, end of period (000 omitted) ......................... $ 5,553
Ratio of expenses to average net assets ........................ 0.39%
Ratio of net investment income to average net assets .............. 3.36%
Portfolio turnover
4
......................................... 17%
1
Date of commencement of operations. Ratios have been annualized; total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Nomura Tax-Free USA ETF
12
March 31, 2026
Nomura ETF Trust (Trust) is organized as a Delaware statutory trust effective February 22,
2023 and is an open-end management investment company registered with the U.S. Securities and Exchange Commission. As of the date of this report, the Trust offers nine series. These financial statements and the related notes pertain to Nomura Tax-Free USA ETF (Fund). The
Fund commenced operations on January 12, 2026. The Fund is considered diversified under the
Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the
Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee)
to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange.
The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

13
distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the
Fund's federal income tax return through the period ended March 31, 2026 and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "interest and tax penalties" on the "Statement of operations." During the period ended March 31, 2026, the Fund did not incur any interest or tax penalties.
In-Kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing
1. Significant Accounting Policies (continued)

Notes to financial statements
Nomura Tax-Free USA ETF
14
performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of
March 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended March 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.39%
on the Fund's average daily net assets. On December 1, 2025 (Closing Date), Nomura Holding
America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. Prior to Closing Date, NIMBT was named Macquarie Investment
Management Business Trust.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2026, Nomura Holding America, Inc. directly owned 86.67% of the Fund's shares outstanding.
1. Significant Accounting Policies (continued)

15
3. Investments
For the period ended March 31, 2026 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the period ended March 31, 2026.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2026 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 6,180,834
Sales 813,105
Cost of investments $ 5,553,729
Aggregate unrealized appreciation of investments $ 3,356
Aggregate unrealized depreciation of investments (67,419)
Net unrealized depreciation of investments $ (64,063)

Notes to financial statements
Nomura Tax-Free USA ETF
16
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2026 :
During the period ended March 31, 2026 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2026 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 5,289,666 $ – $ 5,289,666
Short-Term Investments – 200,000 – 200,000
Total Value of Securities $ – $ 5,489,666 $ – $ 5,489,666
3. Investments (continued)

17
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended
March 31, 2026 were as follows:
*
Date of commencement of operations.
5. Components of Net Assets on a Tax Basis
As of March 31, 2026, the components of net assets on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2026, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2026, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
1/12/26
*
to 3/31/26
Tax-exempt income $ 37,241
Ordinary income 2,341
Total $ 39,582
Shares of beneficial interest $ 5,626,361
Capital loss carryforwards (9,468)
Undistributed tax-exempt income 103
Unrealized appreciation (depreciation) of investments (64,063)
Net assets $ 5,552,933
Loss carryforward character
Short-term Long-term Total
$9,468 $— $9,468

Notes to financial statements
Nomura Tax-Free USA ETF
18
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares sold on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares sold on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price

19
volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
Private activity bonds risk — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond and the issuing authority does not pledge its full faith, credit, and taxing power for repayment. The private enterprise can have a substantially different credit profile than the municipality or public authority. The Fund’s investments in private activity bonds may subject certain shareholders to the Federal AMT.
ETF structure risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a
7. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Nomura Tax-Free USA ETF
20
premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the 1933 Act (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act.
Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2026, that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm
21
To the Board of Trustees of Nomura ETF Trust and Shareholders of Nomura Tax-Free USA ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Tax-Free USA ETF (one of the funds constituting Nomura ETF
Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 12, 2026 (commencement of operations) through March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period January 12, 2026
(commencement of operations) through March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 29, 2026
We have served as the auditor of one or more Nomura investment companies since 2010.

Other Fund information (Unaudited)
Nomura Tax-Free USA ETF
22
Tax Information
The information set forth below is for the Fund’s period as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2026, the Fund reports distributions paid during the period as follows:
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the
Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura Tax-Free USA
ETF  (the "Fund")’s March 31, 2026 financial statements, and approved the appointment of Ernst
& Young LLP (E&Y) to serve as the independent registered public accounting firm for the Fund, beginning with the fiscal year ending March 31, 2027.
PwC’s report on the financial statements for the period January 12, 2026 (commencement of operations) through March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the period January 12, 2026 (commencement of operations) through March
31, 2026 and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their report; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of
1934, as amended. During the period January 12, 2026 (commencement of operations) through
March 31, 2026 and during the subsequent interim period through May 29, 2026, neither the
Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with
(A) Ordinary Income Distributions (Tax Basis) 5.91%
(B) Tax-Exempt Distributions (Tax Basis) 94.09%
      Total 100.00%
(A) and (B) are based on a percentage of the Fund's total distributions.

23
respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements;
or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation
S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of
PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not Applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement at a Meeting Held on
October 16, 2024
At a meeting held on October 16, 2024 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the Macquarie Tax-Free USA ETF (the “Fund”).
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees prior to the Contract
Approval Meeting. Prior to the Contract Approval Meeting, and in response to the requests, the
Board received and reviewed materials specifically relating to the approval of the Investment
Management Agreement. In considering and approving the Investment Management Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement for an initial two-year term.
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies (continued)
Change in Independent Registered Public Accounting Firm (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA ETF
24
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by the Adviser.
The Board reviewed the services that the Adviser would provide to the Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that the Adviser would have as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio;
providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the Fund; the management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components;
executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Fund. The
Board also took into account the Adviser’s oversight of the Fund’s operations and the Fund’s other service providers.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined, within the context of its full deliberations, that the Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of the Adviser to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability
.
The Board compared both the services to be rendered and the proposed fees to be paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the
Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in the Fund’s peer group. Management responded to questions from the Trustees, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for each. The Board also received and considered information about the fee rates charged to other accounts and clients managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of the
Adviser in connection with its service as investment adviser to the Fund, including operational costs. The Board also considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. After comparing the Fund’s proposed fees and total expense ratios with those of other funds in the Fund’s peer group, and in
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on
October 16, 2024 (continued)

25
light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs they expected to incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to the Adviser with respect to the
Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by the Adviser.
The Board also considered that the Adviser and its affiliates may experience reputational “fall-out”
benefits based on the success of the Fund, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The
Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Fund.
Investment performance of the Fund and the Adviser
Because the Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the Fund or the Adviser.
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the proposed advisory fee was reasonable in relation to the services to be provided by the Advisor to the Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The
Board also found the proposed advisory fee to be reasonable in comparison to the fees charged by advisers to other comparable funds or similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interest of the Fund. In its deliberation, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement at a Meeting Held on
October 16, 2024 (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA ETF
26
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement
At a meeting held on October 15, 2025 (the “Contract Renewal Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees who are not “interested persons” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the annual renewal of the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the below series of the Trust (each, a “Fund” and together, the “Funds”)
and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited
(“MIMGL”) on behalf of the below series of the Trust (each, a “Sub-Advised Fund” and together, the “Sub-Advised Funds”):
Prior to the Contract Renewal Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Renewal Meeting. Prior to the Contract Renewal Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. The
Board also considered presentations made by, information provided by and discussions held with, representatives of DMC at the Contract Renewal Meeting and at prior Board meetings. At these meetings, representatives of DMC furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the
Funds, the services provided to the Funds by the Adviser and MIMGL (as applicable), the Funds’
distribution arrangements, and compliance, risk management and operational matters related to the Funds, the Adviser and MIMGL. The Board also received information comparing the advisory fees and expenses of each Fund to those from a peer group of funds comparable to each Fund.
Investment Management Agreement Sub-Advisory Agreement
Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Macquarie Focused SMID Cap Core ETF Macquarie Focused SMID Cap Core ETF
Macquarie Focused International Core ETF Macquarie Focused International Core ETF
Macquarie Focused Emerging Markets Equity ETF Macquarie Focused Emerging Markets Equity ETF
Macquarie National High-Yield Municipal Bond ETF .
Macquarie Tax-Free USA Short Term ETF .
Macquarie Tax-Free USA Intermediate ETF .
Macquarie Tax-Free USA ETF .
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)

27
The Board’s decision to approve the renewal of the Investment Management Agreement and
Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal
Meeting, as well as the knowledge gained over time through previous interactions with DMC and management. In considering and approving the renewal of the Investment Management
Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including, but not limited to, the information discussed below.
In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement for the Funds and the Sub-Advisory
Agreement for the Sub-Advised Funds for an additional year. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
(a) The nature, extent and quality of services provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL provided to the Funds (as applicable). In connection with the investment advisory services provided, the Board noted the responsibilities of the Adviser as investment adviser, including: the overall responsibility for the general management and investment of each Fund’s securities portfolio; responsibility for the investment performance and processes and compliance with the Funds’ investment objectives, policies and limitations; the implementation of the investment management program of each Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. To the extent any such activities or services are performed by MIMGL, the Board considered the Adviser’s oversight of such activities and services. The
Board considered the Adviser’s ability to attract and retain qualified personnel to service the
Funds and the experience and skills of key management and investment personnel of the Adviser.
The Board also noted the compliance program and compliance experience of the Adviser and
MIMGL. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The
Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA ETF
28
The Board reviewed the Adviser’s and MIMGL’s experience, resources, financial condition, and strengths in managing the Funds, including the personnel of each. The Board also evaluated information about the nature and extent of responsibilities retained and risks assumed by the
Adviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and MIMGL are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Investment Management Agreement and the Sub-
Advisory Agreement.
(b) Fees and expenses . The Board compared both the services rendered and the fees paid to the
Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and total net expense ratio to other investment companies considered to be in that Fund’s Morningstar category and peer group of funds. To the extent relevant, the Board reviewed information provided by the Adviser about differences, including strategy implementation and the amount of assets being managed, between a Fund and its peer funds. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the
Funds’ advisory fees and total net expenses. The Board took into account that MIMGL does not receive a separate fee for its services as sub-adviser to the Sub-Advised Funds.
After comparing each Fund’s fees and total expense ratios with those of other funds in each
Fund’s peer group, and in light of the nature, extent and quality of services provided by the
Adviser and MIMGL, as applicable, and the costs they incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees paid to the Adviser with respect to each Fund was fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser and MIMGL, as applicable.
(c) Profitability and Fall out Benefits. The Board reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Macquarie Global Listed
Infrastructure ETF, Macquarie Energy Transition ETF and Macquarie Tax-Free USA Short Term
ETF, including operational costs and both direct benefits and indirect benefits accruing to the
Adviser and its affiliates. The Trustees noted that each of these three Funds had completed at least one year of investment operations as of the fiscal year ended March 31, 2025. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Board also considered that the Adviser had entered into unitary fee arrangements with the Funds under which the Adviser reimbursed the
Funds for expenses over the applicable unitary fee rate. With respect to the Funds with less than one year of operations as of the fiscal year ended March 31, 2025, the Board did not consider the
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

29
profitability of the Adviser to be a material factor in their determination, but did take into account prior profitability estimates provided by the Adviser to the Board in connection with the launch of the Funds. The Board further noted that, with respect to the Funds with shorter operational histories, profitability reports with respect to such Funds would be considered during subsequent renewals of the Investment Management Agreement. The Board also considered that the Adviser and its affiliates may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not unreasonable.
(d) Economies of scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these economies. The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale. The Board noted that it would revisit whether economies of scale exist in the future during subsequent renewals of the Investment Management
Agreement and once a Fund achieved sufficient scale.
(e) Investment Performance of the Funds and the Adviser. The Board considered the overall investment performance of the Adviser and the Funds since each Fund’s commencement date.
In its evaluation of investment performance of a Fund, the Board took into account such Fund’s short performance period, weighing the fact that the Macquarie Global Listed Infrastructure
ETF, the Macquarie Energy Transition ETF, and the Macquarie Tax-Free USA Short Term ETF
commenced operations on November 28, 2023, the Macquarie Focused Large Growth ETF
commenced operations on May 14, 2024, the Macquarie Focused Emerging Markets Equity ETF
commenced operations on September 4, 2024, the Macquarie National High-Yield Municipal Bond
ETF commenced operations on March 5, 2025 and the Macquarie Focused International Core
ETF commenced operations on June 18, 2025. The Macquarie Tax-Free USA Intermediate ETF,
Macquarie Tax-Free USA ETF and Macquarie Focused SMID Core ETF were not active prior to the time of the Meeting. As a result, the Board did not consider the investment performance of the Macquarie Tax-Free USA Intermediate ETF, Macquarie Tax-Free USA ETF and Macquarie
Focused SMID Core ETF at the Meeting.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

Other Fund information (Unaudited)
Nomura Tax-Free USA ETF
30
The Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year for the Funds that were active during the time period. These performance reports showed a Fund’s absolute investment performance and investment performance compared to a broad based benchmark index, a more narrowly tailored index selected by the Adviser as being representative of a Fund’s investment strategy and Morningstar
Category peer funds identified by the Adviser as being similar to the Fund. They further considered the Adviser’s explanation of the relevance of the selected peer group to each Fund.
Investment performance for each Fund, as of June 30, 2025, was shown for the past 1-year period and since inception or, if shorter, only since inception, compared to that of the peer group and benchmarks. The Board noted that, while it found the comparative peer data generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons vary depending on the funds in the peer group. The Board also considered that it received detailed information on the performance of each active Fund from the Adviser in connection with each of its regular quarterly meetings throughout the year. At these meetings, the Adviser reviewed with the Board factors contributing to Fund performance and the Adviser’s evaluation of such performance in light of the
Funds’ design objectives.
Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Board evaluated the explanations for any relative underperformance of a Fund during the relevant periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies.
Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and MIMGL, as applicable, had been able to achieve for the
Funds during their relatively limited performance history were satisfactory and support renewal of the Investment Management Agreement and Sub-Advisory Agreement for an additional one year period. In doing so, the Board reflected that the reports provided at quarterly Board meetings provide an opportunity for ongoing oversight as the Funds mature and reach scale.
Based on the foregoing and such other matters as were deemed relevant in the exercise of its reasonable business judgment, the Board concluded that the advisory fees are reasonable in relation to the services provided by the Adviser and MIMGL to each Fund, as applicable, as well as the costs incurred and benefits gained by the Adviser and MIMGL, as applicable, in providing such services. As a result, the Board concluded that the renewal of the Investment Management
Agreement and Sub-Advisory Agreement was in the best interests of each Fund, as applicable.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations of Annual Renewal of Investment Management Agreement and Sub-
Advisory Agreement (continued)

This page is not part of the financial statements and other information.
AR-LTAX-TRST-0526
(5415271)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Nomura ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management
Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser.
Investment advisory services are provided to the Nomura ETF Trust Funds by Delaware Management Company,
a series of NIMBT.
The Fund is distributed by  Foreside Financial Services LLC.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on April 15, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the dismissal of PricewaterhouseCoopers LLP (PwC) upon completion of services currently being performed by PwC related to the audit of the Nomura Energy Transition ETF (formerly, Macquarie Energy Transition ETF), Nomura Focused Emerging Markets Equity ETF (formerly, Macquarie Focused Emerging Markets Equity ETF), Nomura Focused International Core ETF (formerly, Macquarie Focused International Core ETF), Nomura Focused Large Growth ETF (formerly, Macquarie Focused Large Growth ETF), Nomura Global Listed Infrastructure ETF (formerly, Macquarie Global Listed Infrastructure ETF), Nomura National High-Yield Municipal Bond ETF (formerly, Macquarie National High-Yield Municipal Bond ETF), Nomura Tax-Free USA ETF, Nomura Tax-Free USA Short Term ETF (formerly, Macquarie Tax-Free USA Short Term ETF), and Nomura Transformational Technologies ETF, (the "Funds") s’ March 31, 2026 financial statements, and approved the appointment of Ernst & Young LLP (E&Y) to serve as the independent registered public accounting firm for the Funds, beginning with the fiscal year ending March 31, 2027. PwC’s dismissal was not effective until the issuance of the March 31, 2026 financial statements on May 29, 2026.

For Nomura Energy Transition ETF, PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Focused Emerging Markets Equity ETF, PwC’s reports on the financial statements for the period September 4, 2024 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Focused International Core ETF, PwC’s report on the financial statements for the period June 17, 2025 (commencement of operations) through March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Focused Large Growth ETF, PwC’s reports on the financial statements for the period May 14, 2024 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Global Listed Infrastructure ETF, PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura National High-Yield Municipal Bond ETF, PwC’s reports on the financial statements for the period March 5, 2025 (commencement of operations) through March 31, 2025 and the fiscal year ended March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Tax-Free USA ETF, PwC’s report on the financial statements for the period January 12, 2026 (commencement of operations) through March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Tax-Free USA Short Term ETF, PwC’s reports on the financial statements for the fiscal years ended March 31, 2025 and March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

For Nomura Transformational Technologies ETF, PwC’s report on the financial statements for the period January 12, 2026 (commencement of operations) through March 31, 2026 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, for the periods recited above and during the subsequent interim period through May 29, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the periods recited above and during the subsequent interim period through May 29, 2026, neither the Board nor anyone on its behalf has consulted with E&Y at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Funds’ financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated June 8, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

            This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

            This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)         Not applicable.

(a)(2)         Not applicable.

(a)(3)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)         There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)         There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND PUB ACCT.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Nomura ETF Trust

/s/ANTHONY CARUSO____
By:       Anthony Caruso
Title:    President and Principal Executive Officer
Date:    June 8, 2026

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ANTHONY CARUSO____
By:       Anthony Caruso
Title:    President and Principal Executive Officer
Date:    June 8, 2026

/s/RICHARD SALUS ____
By:       Richard Salus
Title:    Principal Financial Officer
Date:    June 8, 2026